UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21225
Eaton Vance Insured Massachusetts Municipal Bond Fund
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
September 30
Date of Fiscal Year End
September 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

EDUCATION

Annual Report September 30, 2009

EATON VANCE INSURED MUNICIPAL BOND FUNDS

CLOSED-END FUNDS:

Insured Municipal II

Insured California II

Insured Massachusetts

Insured Michigan

Insured New Jersey

Insured New York II

Insured Ohio

Insured Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009
TABLE OF CONTENTS

Management’s Discussion of Fund Performance	2

Performance Information and Portfolio Composition
Eaton Vance Insured Municipal Bond Fund II	4
Eaton Vance Insured California Municipal Bond Fund II	5
Eaton Vance Insured Massachusetts Municipal Bond Fund	6
Eaton Vance Insured Michigan Municipal Bond Fund	7
Eaton Vance Insured New Jersey Municipal Bond Fund	8
Eaton Vance Insured New York Municipal Bond Fund II	9
Eaton Vance Insured Ohio Municipal Bond Fund	10
Eaton Vance Insured Pennsylvania Municipal Bond Fund	11

Financial Statements	12

Federal Tax Information	71

Notice to Shareholders	72

Annual Meeting of Shareholders	73

Dividend Reinvestment Plan	74

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	76

Management and Organization	80

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
Eaton Vance Insured Municipal Bond Funds (the “Funds”) are closed-end funds traded on the NYSE Amex, which are designed to provide current income exempt from regular federal income tax, federal alternative minimum tax and, in state specific funds, state personal income taxes. The Funds invest primarily in high-grade municipal securities that are insured as to the timely payment of principal and interest.
Economic and Market Conditions
During the year ending September 30, 2009, the U.S. economy and the capital markets continued to show improvement from the market upheaval that occurred in the fall of 2008 and continued through the first quarter of 2009. After contracting in the first three quarters of the Funds’ fiscal year, the U.S. economy showed positive growth in the year’s final quarter. According to the U.S. Department of Commerce, the economy declined at annualized rates of 5.4%, 6.4% and 0.7% in the fourth quarter of 2008 and the first and second quarters of 2009, respectively. In the third quarter of 2009, the economy grew at an estimated annualized rate of 3.5%.
In the first three months of the period, the capital markets were shaken by unprecedented events. Just prior to the beginning of the period, in September 2008, the federal government had taken control of federally chartered mortgage giants Fannie Mae and Freddie Mac. During the same month, Lehman Brothers filed for bankruptcy protection; Bank of America announced its acquisition of Merrill Lynch; and Goldman Sachs and Morgan Stanley petitioned the U.S. Federal Reserve (the Fed) to become bank holding companies, a step that brings greater regulation but also easier access to credit. These actions redefined the Wall Street landscape. In response, the Fed lowered the federal funds rate to a range of 0.0% to 0.25% from 2.00% as of September 30, 2008, and took extraordinary action through a variety of innovative lending techniques in an attempt to ease the credit crisis.
During calendar year 2009, the municipal market witnessed a significant rebound as headline risk abated, demand returned from investors who had sought the relative safety of Treasury bonds in 2008, and cautious optimism spread on signs of a mildly improving economy. The renewed appetite for municipal bonds was buoyed by provisions in the American Recovery and Reinvestment Act of 2009 aimed at supporting the municipal market. The new Build America Bonds Program gave municipal issuers access to the taxable debt markets, providing the potential for lower net borrowing costs and reducing the supply of traditional tax-exempt bonds. The federal stimulus program also provided direct cash subsidies to municipalities that were facing record budget deficits. The result of these events was a dramatic rally for the sector as yields fell and prices rose across the yield curve.
During the year ending September 30, 2009, municipals continued the rally that had begun in mid-December 2008, posting strong returns for the period. The Barclays Capital Municipal Bond Index — a broad-based, unmanaged index of municipal bonds — posted a return of 14.85% for the period, and the Barclays Capital Long (22+) Municipal Bond Index – a sub-index (consisting of bonds with maturities of at least 22 years) of the Barclays Capital Municipal Bonds Index – gained 19.78%.1
Management Discussion
During the year ending September 30, 2009, the Funds outperformed their respective benchmark Indices (at NAV), as reflected on the Fund-specific pages following this letter. Given the combination of the Funds’ objective of providing tax-exempt income and the historical upward slope of the municipal yield curve, the Funds generally hold longer-maturity bonds relative to the broad market and many of our competitors. Management’s bias toward longer maturities was the basis for much of the Funds’ relative outperformance for the period, given the significant price movement of the longer end of the municipal yield curve. The Funds generally invest in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. While the price

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

[1]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
declines experienced by municipals in 2008 were most pronounced on the long end of the yield curve, longer-maturity bonds outperformed shorter maturities during the first half of 2009, thus providing the basis for much of the Funds’ underperformance in the earlier part of the period and significant outperformance later in the fiscal year, respectively.
Management employed leverage in the Funds, through which additional exposure to the municipal market was achieved. Leverage has the impact of magnifying the Funds’ exposure to their leveraged investments in both up and down markets.
As we move ahead, we recognize that many state governments, particularly California, face significant budget deficits that are driven primarily by a steep decline in tax revenues. We will continue to monitor any new developments as state legislatures formulate solutions to address these fiscal problems. As in all environments, we maintain our long-term perspective on the markets against the backdrop of relatively short periods of market volatility. We will continue to manage municipals with the same income-focused, relative value approach we have always employed. We believe that this approach, which is based on credit research and decades of experience in the municipal market, has served municipal investors well over the long term.
A Note Regarding The Use Of Leverage
The Funds employ leverage through the issuance of Auction Preferred Shares (APS) and/or the use of residual interest bond (RIB) financing.1 Each Fund’s APS and/or RIB percentage leverage as of September 30, 2009, is reflected on the Fund-specific pages following this letter. The leverage created by APS and RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and share price of the common shares).
During the period, certain of the Funds redeemed a portion of their outstanding APS to reduce the amount of the Funds’ financial leverage. Information relating to these redemptions is contained in Note 2 to the Financial Statements.

[1]	See Note 1H to the Financial Statements for more information on RIB investments.

Eaton Vance Insured Municipal Bond Fund II as of September 30, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Portfolio Manager: William H. Ahern, Jr., CFA
Performance1

NYSE Amex Symbol	EIV
Average Annual Total Returns (by market price)

One Year	23.88%
Five Years	4.50
Life of Fund (11/29/02)	5.75

Average Annual Total Returns (by net asset value)

One Year	26.08%
Five Years	3.43
Life of Fund (11/29/02)	5.18

Premium/(Discount) to NAV	3.80%
Market Yields

Market Yield[2]	6.90%
Taxable-Equivalent Market Yield[3]	10.62
Index Performance4 (Average Annual Total Returns)

Barclays Capital Long (22+) Municipal Bond Index

One Year	19.78%
Five Years	4.88
Life of Fund (11/30/02)	5.40
Lipper Averages5 (Average Annual Total Returns)

Lipper Insured Municipal Debt Funds (Leveraged) Classification (by net asset value)

One Year	23.88%
Five Years	4.37
Life of Fund (11/30/02)	5.31
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/09 is as follows, and the average rating is AA.

AAA	41.2%
AA	27.3%
A	21.7%
BBB	8.4%
CCC	0.5%
Not Rated	0.9%
Fund Statistics7

• Number of Issues:	96
• Average Maturity:	26.4	years
• Average Effective Maturity:	17.0	years
• Average Call Protection:	10.0	years
• Average Dollar Price:	$96.02
• APS Leverage**:	19.4%
• RIB Leverage**:	24.9%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 9/30/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding at 9/30/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes.

1	Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the most recent dividend per share by the market price at the end of the period and annualizing the result. [3] Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Insured Municipal Debt Funds (Leveraged) Classification (closed-end) contained 24, 24 and 24 funds for the 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. [7] Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured California Municipal Bond Fund II as of September 30, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Portfolio Manager: Cynthia J. Clemson
Performance1

NYSE Amex Symbol	EIA
Average Annual Total Returns (by market price)

One Year	31.17%
Five Years	2.94
Life of Fund (11/29/02)	4.18

Average Annual Total Returns (by net asset value)

One Year	23.06%
Five Years	3.76
Life of Fund (11/29/02)	4.71

Premium/(Discount) to NAV	-3.40%
Market Yields

Market Yield[2]	6.81%
Taxable-Equivalent Market Yield[3]	11.71
Index Performance4 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	14.85%	19.78%
Five Years	4.78	4.88
Life of Fund (11/30/02)	5.06	5.40
Lipper Averages5 (Average Annual Total Returns)

Lipper Single State Insured Municipal Debt Funds Classification (by net asset value)

One Year	22.62%
Five Years	4.67
Life of Fund (11/30/02)	5.51
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/09 is as follows, and the average rating is AA.

AAA	26.9%
AA	41.7%
A	26.8%
BBB	2.4%
Not Rated	2.2%
Fund Statistics7

• Number of Issues:	61
• Average Maturity:	23.3	years
• Average Effective Maturity:	13.9	years
• Average Call Protection:	7.4	years
• Average Dollar Price:	$88.55
• APS Leverage**:	30.1%
• RIB Leverage**:	11.2%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 9/30/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding at 9/30/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes.

1	Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the most recent dividend per share by the market price at the end of the period and annualizing the result. [3] Taxable-equivalent figure assumes a maximum 41.86% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Single State Insured Municipal Debt Funds Classification (closed-end) contained 36, 36 and 36 funds for the 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. [7] Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured Massachusetts Municipal Bond Fund as of September 30, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Portfolio Manager: Robert B. MacIntosh, CFA
Performance1

NYSE Amex Symbol	MAB
Average Annual Total Returns (by market price)

One Year	17.59%
Five Years	4.99
Life of Fund (11/29/02)	6.83

Average Annual Total Returns (by net asset value)

One Year	28.42%
Five Years	5.13
Life of Fund (11/29/02)	6.22

Premium/(Discount) to NAV	4.03%
Market Yields

Market Yield[2]	5.44%
Taxable-Equivalent Market Yield[3]	8.84
Index Performance4 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	14.85%	19.78%
Five Years	4.78	4.88
Life of Fund (11/30/02)	5.06	5.40
Lipper Averages5 (Average Annual Total Returns)

Lipper Single State Insured Municipal Debt Funds Classification (by net asset value)

One Year	22.62%
Five Years	4.67
Life of Fund (11/30/02)	5.51
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/09 is as follows, and the average rating is AA-.

AAA	22.3%
AA	31.8%
A	31.9%
BBB	3.6%
Not Rated	10.4%
Fund Statistics7

• Number of Issues:	45
• Average Maturity:	25.6	years
• Average Effective Maturity:	14.0	years
• Average Call Protection:	12.6	years
• Average Dollar Price:	$103.18
• APS Leverage**:	32.5%
• RIB Leverage**:	5.9%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 9/30/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding at 9/30/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes.

1	Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the most recent dividend per share by the market price at the end of the period and annualizing the result. [3] Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Single State Insured Municipal Debt Funds Classification (closed-end) contained 36, 36 and 36 funds for the 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. [7] Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured Michigan Municipal Bond Fund as of September 30, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Portfolio Manager: William H. Ahern, Jr., CFA
Performance1

NYSE Amex Symbol	MIW
Average Annual Total Returns (by market price)

One Year	42.90%
Five Years	3.47
Life of Fund (11/29/02)	5.38

Average Annual Total Returns (by net asset value)

One Year	25.29%
Five Years	5.57
Life of Fund (11/29/02)	6.28

Premium/(Discount) to NAV	-5.64%
Market Yields

Market Yield[2]	6.22%
Taxable-Equivalent Market Yield[3]	10.00
Index Performance4 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	14.85%	19.78%
Five Years	4.78	4.88
Life of Fund (11/30/02)	5.06	5.40
Lipper Averages5 (Average Annual Total Returns)

Lipper Single State Insured Municipal Debt Funds Classification (by net asset value)

One Year	22.62%
Five Years	4.67
Life of Fund (11/30/02)	5.51
Rating Distribution*6
By total investments

*	There were no special purpose vehicles in which the Fund held a residual interest as of 9/30/09. The average rating is AA-.
Fund Statistics

• Number of Issues:	40
• Average Maturity:	21.1	years
• Average Effective Maturity:	9.5	years
• Average Call Protection:	6.9	years
• Average Dollar Price:	$94.08
• APS Leverage**:	37.4%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 9/30/09 as a percentage of the Fund’s net assets applicable to common shares plus APS.

1	Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding, which is a form of investment leverage. Use of leverage creates an opportunity for income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the most recent dividend per share by the market price at the end of the period and annualizing the result. [3] Taxable-equivalent figure assumes a maximum 37.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Single State Insured Municipal Debt Funds Classification (closed-end) contained 36, 36 and 36 funds for the 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

Eaton Vance Insured New Jersey Municipal Bond Fund as of September 30, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Portfolio Manager: Robert B. MacIntosh, CFA
Performance1

NYSE Amex Symbol	EMJ
Average Annual Total Returns (by market price)

One Year	33.95%
Five Years	5.28
Life of Fund (11/29/02)	6.95

Average Annual Total Returns (by net asset value)

One Year	31.84%
Five Years	5.81
Life of Fund (11/29/02)	6.84

Premium/(Discount) to NAV	0.75%
Market Yields

Market Yield[2]	6.14%
Taxable-Equivalent Market Yield[3]	10.58
Index Performance4 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	14.85%	19.78%
Five Years	4.78	4.88
Life of Fund (11/30/02)	5.06	5.40
Lipper Averages5 (Average Annual Total Returns)

Lipper Single State Insured Municipal Debt Funds Classification (by net asset value)

One Year	22.62%
Five Years	4.67
Life of Fund (11/30/02)	5.51
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/09 is as follows, and the average rating is AA.

AAA	33.9%
AA	37.3%
A	19.5%
BBB	9.3%
Fund Statistics7

• Number of Issues:	64
• Average Maturity:	22.5	years
• Average Effective Maturity:	14.4	years
• Average Call Protection:	11.5	years
• Average Dollar Price:	$92.65
• APS Leverage**:	30.8%
• RIB Leverage**:	10.0%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 9/30/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding at 9/30/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes.

1	Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the most recent dividend per share by the market price at the end of the period and annualizing the result. [3] Taxable-equivalent figure assumes a maximum 41.99% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Single State Insured Municipal Debt Funds Classification (closed-end) contained 36, 36 and 36 funds for the 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. [7] Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured New York Municipal Bond Fund II as of September 30, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Portfolio Manager: Craig R. Brandon, CFA
Performance1

NYSE Amex Symbol	NYH
Average Annual Total Returns (by market price)

One Year	37.98%
Five Years	5.26
Life of Fund (11/29/02)	5.94

Average Annual Total Returns (by net asset value)

One Year	26.71%
Five Years	4.63
Life of Fund (11/29/02)	5.95

Premium/(Discount) to NAV	-0.07%
Market Yields

Market Yield[2]	6.41%
Taxable-Equivalent Market Yield[3]	10.83
Index Performance4 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	14.85%	19.78%
Five Years	4.78	4.88
Life of Fund (11/30/02)	5.06	5.40
Lipper Averages5 (Average Annual Total Returns)

Lipper Single State Insured Municipal Debt Funds Classification (by net asset value)

One Year	22.62%
Five Years	4.67
Life of Fund (11/30/02)	5.51
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/09 is as follows, and the average rating is AA-.

AAA	27.4%
AA	34.3%
A	26.3%
BBB	8.1%
Not Rated	3.9%
Fund Statistics7

• Number of Issues:	67
• Average Maturity:	24.0	years
• Average Effective Maturity:	14.6	years
• Average Call Protection:	9.9	years
• Average Dollar Price:	$97.26
• APS Leverage**:	22.3%
• RIB Leverage**:	19.1%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 9/30/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding at 9/30/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes.

1	Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the most recent dividend per share by the market price at the end of the period and annualizing the result. [3] Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Single State Insured Municipal Debt Funds Classification (closed-end) contained 36, 36 and 36 funds for the 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. [7] Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured Ohio Municipal Bond Fund as of September 30, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Portfolio Manager: William H. Ahern, Jr., CFA
Performance1

NYSE Amex Symbol	EIO
Average Annual Total Returns (by market price)

One Year	25.48%
Five Years	2.57
Life of Fund (11/29/02)	4.45

Average Annual Total Returns (by net asset value)

One Year	22.05%
Five Years	2.92
Life of Fund (11/29/02)	4.14

Premium/(Discount) to NAV	2.08%
Market Yields

Market Yield[2]	5.60%
Taxable-Equivalent Market Yield[3]	9.16
Index Performance4 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	14.85%	19.78%
Five Years	4.78	4.88
Life of Fund (11/30/02)	5.06	5.40
Lipper Averages5 (Average Annual Total Returns)

Lipper Single State Insured Municipal Debt Funds Classification (by net asset value)

One Year	22.62%
Five Years	4.67
Life of Fund (11/30/02)	5.51
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/09 is as follows, and the average rating is AA-.

AAA	34.9%
AA	21.3%
A	31.2%
BBB	6.4%
Not Rated	6.2%
Fund Statistics7

• Number of Issues:	52
• Average Maturity:	22.6	years
• Average Effective Maturity:	11.2	years
• Average Call Protection:	8.8	years
• Average Dollar Price:	$91.39
• APS Leverage**:	32.7%
• RIB Leverage**:	4.5%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 9/30/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding at 9/30/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions.

1	Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the most recent dividend per share by the market price at the end of the period and annualizing the result. [3] Taxable-equivalent figure assumes a maximum 38.85% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Single State Insured Municipal Debt Funds Classification (closed-end) contained 36, 36 and 36 funds for the 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. [7] Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of September 30, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Portfolio Manager: Adam A. Weigold, CFA
Performance1

NYSE Amex Symbol	EIP
Average Annual Total Returns (by market price)

One Year	20.09%
Five Years	6.02
Life of Fund (11/29/02)	6.92

Average Annual Total Returns (by net asset value)

One Year	27.36%
Five Years	5.80
Life of Fund (11/29/02)	6.15

Premium/(Discount) to NAV	5.04%
Market Yields

Market Yield[2]	5.67%
Taxable-Equivalent Market Yield[3]	9.00
Index Performance4 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	14.85%	19.78%
Five Years	4.78	4.88
Life of Fund (11/30/02)	5.06	5.40
Lipper Averages5 (Average Annual Total Returns)

Lipper Single State Insured Municipal Debt Funds Classification (by net asset value)

One Year	22.62%
Five Years	4.67
Life of Fund (11/30/02)	5.51
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/09 is as follows, and the average rating is A+.

AAA	24.1%
AA	22.5%
A	29.1%
BBB	7.5%
Not Rated	16.8%
Fund Statistics7

• Number of Issues:	57
• Average Maturity:	23.2	years
• Average Effective Maturity:	14.4	years
• Average Call Protection:	9.3	years
• Average Dollar Price:	$94.12
• APS Leverage**:	33.7%
• RIB Leverage**:	2.9%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 9/30/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding at 9/30/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes.

1	Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the most recent dividend per share by the market price at the end of the period and annualizing the result. [3] Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Single State Insured Municipal Debt Funds Classification (closed-end) contained 36, 36 and 36 funds for the 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. [7] Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured Municipal Bond Fund II as of September 30, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 177.9%

Principal Amount
(000’s omitted)	Security	Value

Electric Utilities — 0.6%

$1,600	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$767,456

		$767,456

General Obligations — 2.8%

$3,500	New York, NY, 5.25%, 1/15/33(1)	$3,637,830

		$3,637,830

Hospital — 5.3%

$60	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$54,025
900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	754,695
750	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	682,230
500	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	502,975
1,285	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,308,606
2,200	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	376,486
5,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	804,500
990	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	996,257
1,440	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	1,322,294

		$6,802,068

Industrial Development Revenue — 7.4%

$4,750	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	$4,893,773
4,790	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	4,614,207

		$9,507,980

Insured-Electric Utilities — 15.3%

$1,000	American Municipal Power-Ohio, Inc., OH, (Prairie State Energy), (AGC), 5.75%, 2/15/39	$1,095,250
21,140	Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	11,580,069
2,900	JEA, FL, Electric System Revenue, (FSA), 5.00%, 10/1/34	2,901,653
2,460	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,276,902
1,595	South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	1,808,092

		$19,661,966

Insured-Escrowed / Prerefunded — 0.1%

$35	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36	$41,668
82	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36(1)	97,049

		$138,717

Insured-General Obligations — 17.6%

$2,550	Butler County, KS, Unified School District No. 394, (FSA), 3.50%, 9/1/24	$2,561,654
12,165	Chabot-Las Positas, CA, Community College District, (AMBAC), 0.00%, 8/1/43	1,556,025
17,000	Coast Community College District, CA, (Election of 2002), (FSA), 0.00%, 8/1/33	4,492,250
2,800	District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	2,883,272
1,500	Goodyear, AZ, (NPFG), 3.00%, 7/1/26	1,364,445
2,000	Los Angeles, CA, Unified School District, (AGC), 5.00%, 1/1/34	2,118,620
1,250	Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,520,775
5,500	Washington, (FSA), 5.00%, 7/1/25(1)	6,061,550

		$22,558,591

Insured-Hospital — 27.1%

$1,750	Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,895,845
1,500	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.05%, 8/15/38(1)	1,545,345
1,695	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	1,798,310
450	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	477,041
2,200	Colorado Health Facilities Authority, (Catholic Health), (FSA), 5.10%, 10/1/41(1)	2,308,988
3,418	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	3,646,049
1,485	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36	1,583,856
1,490	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	1,491,475

See notes to financial statements

Eaton Vance Insured Municipal Bond Fund II as of September 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Hospital (continued)

$2,500	Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	$2,569,100
2,500	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41(1)	2,578,300
2,090	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,246,687
1,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	1,062,490
1,385	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	1,460,178
500	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	527,140
2,245	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,427,855
2,750	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	2,898,060
1,545	Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	1,692,409
2,300	Washington Health Care Facilities Authority, (Providence Health Care), (FSA), 5.25%, 10/1/33	2,491,222

		$34,700,350

Insured-Lease Revenue / Certificates of Participation — 8.9%

$1,000	Essex County, NJ, Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,186,450
4,600	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	4,194,372
875	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	983,246
3,250	San Diego County, CA, Water Authority, Certificates of Participation, (FSA), 5.00%, 5/1/38(1)	3,362,223
1,500	Tri-Creek Middle School Building Corp., IN, (FSA), 5.25%, 1/15/34(1)	1,619,265

		$11,345,556

Insured-Other Revenue — 4.1%

$2,540	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$457,302
3,650	Massachusetts Development Finance Agency, (NPFG), 5.125%, 2/1/34	3,543,529
1,000	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,235,350

		$5,236,181

Insured-Private Education — 3.9%

$2,000	Massachusetts Development Finance Agency, (Boston University), (AMBAC), (BHAC), 5.00%, 10/1/35	$2,101,440
2,500	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	2,923,450

		$5,024,890

Insured-Public Education — 3.2%

$3,900	University of South Alabama, (BHAC), 5.00%, 8/1/38	$4,151,823

		$4,151,823

Insured-Sewer Revenue — 0.5%

$590	Marysville, OH, Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	$596,071

		$596,071

Insured-Solid Waste — 1.0%

$740	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$826,706
425	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	469,718

		$1,296,424

Insured-Special Tax Revenue — 14.0%

$5,365	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/34	$1,417,594
4,000	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 5.25%, 6/15/42	4,116,280
3,000	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/39	1,766,250
2,500	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	2,400,300
2,060	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	2,055,138
34,675	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	2,621,430
6,085	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	885,550
12,065	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,651,457
7,595	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	972,996

		$17,886,995

See notes to financial statements

Eaton Vance Insured Municipal Bond Fund II as of September 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Student Loan — 2.0%

$2,395	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,536,736

		$2,536,736

Insured-Transportation — 23.6%

$7,900	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	$3,728,563
10,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/41(1)	10,766,250
1,000	Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/24	1,121,640
535	Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	585,215
5,195	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	5,239,158
13,885	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20	1,592,471
1,040	New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,179,682
255	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	277,529
290	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	313,516
5,605	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42	5,469,471

		$30,273,495

Insured-Water and Sewer — 17.7%

$1,620	Atlanta, GA, Water and Wastewater, (NPFG), 5.00%, 11/1/39	$1,610,442
670	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	757,670
420	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	471,857
660	Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	731,597
1,910	Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	2,136,622
1,250	District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,329,138
435	Houston, TX, Utility System, (BHAC), (FSA), 5.00%, 11/15/33	468,969
2,205	New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,550,325
3,195	Ogden City, UT, Sewer and Water, (FSA), 4.50%, 6/15/38(2)	3,174,424
10,885	Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	9,418,899

		$22,649,943

Insured-Water Revenue — 21.1%

$7,000	Contra Costa, CA, Water District, (FSA), 5.00%, 10/1/32(1)	$7,319,140
5,500	Los Angeles, CA, Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	5,626,555
6,110	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	5,679,917
6,750	Metropolitan Water District, CA, Water and Sewer Systems, (BHAC), (FGIC), 5.00%, 10/1/36(1)	7,046,865
1,340	Pennsylvania Economic Development Financing Authority, (BHAC), 5.00%, 10/1/39	1,439,281

		$27,111,758

Other Revenue — 0.4%

$500	Main Street National Gas, Inc., GA, Gas Project Revenue, 5.50%, 9/15/27	$503,395

		$503,395

Public Education — 1.3%

$1,500	University of Virginia, 5.00%, 6/1/40(3)	$1,624,320

		$1,624,320

Total Tax-Exempt Investments — 177.9%
(identified cost $227,733,767)		$228,012,545

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (34.9)%		$(44,703,449)

Other Assets, Less Liabilities — (43.0)%		$(55,159,410)

Net Assets Applicable to Common Shares — 100.0%		$128,149,686

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

At September 30, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

California	14.5%
New York	10.5%
Others, representing less than 10% individually	75.0%

See notes to financial statements

Eaton Vance Insured Municipal Bond Fund II as of September 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2009, 90.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 24.4% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts. The aggregate value of such collateral is $2,483,900.

(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured California Municipal Bond Fund II as of September 30, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 169.0%

Principal Amount
(000’s omitted)	Security	Value

Electric Utilities — 1.4%

$675	Vernon, Electric System Revenue, 5.125%, 8/1/21	$719,745

		$719,745

Hospital — 14.2%

$1,330	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,377,721
1,445	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	1,428,614
1,475	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	1,403,153
500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	484,175
1,900	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	1,909,158
555	Washington Township Health Care District, 5.00%, 7/1/32	526,767

		$7,129,588

Insured-Electric Utilities — 8.5%

$1,475	Glendale Electric, (NPFG), 5.00%, 2/1/32	$1,504,854
1,500	Los Angeles Department of Water and Power, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	1,660,665
1,000	Sacramento Municipal Utility District, (FSA), 5.00%, 8/15/27	1,092,010

		$4,257,529

Insured-Escrowed / Prerefunded — 9.3%

$1,025	California Infrastructure & Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	$1,234,920
4,260	Clovis Unified School District, (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	2,982,554
395	Orange County Water District, Certificates of Participation, (NPFG), Escrowed to Maturity, 5.00%, 8/15/34	443,660

		$4,661,134

Insured-General Obligations — 43.8%

$740	Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$790,875
8,680	Arcadia Unified School District, (FSA), 0.00%, 8/1/38	1,691,298
3,115	Arcadia Unified School District, (FSA), 0.00%, 8/1/40	538,615
3,270	Arcadia Unified School District, (FSA), 0.00%, 8/1/41	531,342
1,500	Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,623,930
19,350	Chabot-Las Positas Community College District, (AMBAC), 0.00%, 8/1/43	2,475,058
6,675	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/35	1,573,164
1,080	El Camino Hospital District, (NPFG), 4.45%, 8/1/36	1,080,076
2,350	Long Beach Unified School District, (Election of 1999), (FSA), 5.00%, 8/1/31	2,388,587
2,075	Los Angeles Community College District, (Election of 2001), (FGIC), (FSA), 5.00%, 8/1/32	2,201,824
1,000	Mount Diablo Unified School District, (FSA), 5.00%, 8/1/25	1,059,020
4,300	San Mateo County Community College District, (Election of 2001), (FGIC), (NPFG), 0.00%, 9/1/21	2,632,288
1,600	Santa Clara Unified School District, (Election of 2004), (FSA), 4.375%, 7/1/30	1,613,232
3,200	Union Elementary School District, (FGIC), (NPFG), 0.00%, 9/1/22	1,756,544

		$21,955,853

Insured-Hospital — 6.2%

$1,250	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	$1,299,300
1,750	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.05%, 8/15/38(1)	1,802,902

		$3,102,202

Insured-Lease Revenue / Certificates of Participation — 16.7%

$3,920	California Public Works Board, (Department of General Services), (AMBAC), 5.00%, 12/1/27	$3,933,406
1,250	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,509,763
1,750	San Diego County Water Authority, Certificates of Participation, (FSA), 5.00%, 5/1/38(1)	1,810,427
1,075	San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/32	1,099,446

		$8,353,042

Insured-Private Education — 1.6%

$785	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$815,317

		$815,317

See notes to financial statements

Eaton Vance Insured California Municipal Bond Fund II as of September 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Public Education — 12.4%

$4,000	California State University, (AMBAC), 5.00%, 11/1/33	$4,075,320
2,000	California State University, (BHAC), (FSA), 5.00%, 11/1/39(1)	2,115,740

		$6,191,060

Insured-Special Assessment Revenue — 17.9%

$2,500	Cathedral City Public Financing Authority, (Housing Redevelopment), (NPFG), 5.00%, 8/1/33	$2,379,500
2,500	Cathedral City Public Financing Authority, (Tax Allocation Redevelopment), (NPFG), 5.00%, 8/1/33	2,379,500
1,750	Irvine Public Facility and Infrastructure Authority, (AMBAC), 5.00%, 9/2/26	1,658,037
1,795	Los Osos Community Services District, (Wastewater Assessment District No. 1), (NPFG), 5.00%, 9/2/33	1,618,964
945	Murrieta Redevelopment Agency Tax, (NPFG), 5.00%, 8/1/32	902,825

		$8,938,826

Insured-Special Tax Revenue — 12.4%

$2,195	Hesperia Public Financing Authority, (Redevelopment and Housing Project), (XLCA), 5.00%, 9/1/37	$1,837,149
13,400	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,013,040
2,325	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	338,357
4,610	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	631,017
2,905	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	372,160
245	Sacramento Area Flood Control Agency, (BHAC), 5.50%, 10/1/28	280,118
375	Sacramento Area Flood Control Agency, (BHAC), 5.625%, 10/1/37	426,154
260	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	267,857
985	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.125%, 7/1/36	1,017,702

		$6,183,554

Insured-Transportation — 2.1%

$3,520	San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$1,072,966

		$1,072,966

Insured-Utilities — 2.8%

$1,390	Los Angeles Department of Water and Power, (FGIC), (NPFG), 5.125%, 7/1/41	$1,414,645

		$1,414,645

Insured-Water Revenue — 17.1%

$1,235	Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	$1,278,176
2,500	Contra Costa Water District, (FSA), 5.00%, 10/1/32(1)	2,614,370
100	East Bay Municipal Utility District, Water System Revenue, (FGIC), (FSA), 5.00%, 6/1/32	108,225
1,225	East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32	1,325,756
1,500	Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,255,020
445	Riverside, Water Revenue, (FSA), 5.00%, 10/1/38	468,389
1,580	Santa Clara Valley Water District, (FSA), 3.75%, 6/1/28	1,516,452

		$8,566,388

Private Education — 2.6%

$750	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$789,683
500	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31(2)	500,995

		$1,290,678

Total Tax-Exempt Investments — 169.0%
(identified cost $84,958,627)		$84,652,527

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.3)%		$(25,702,776)

Other Assets, Less Liabilities — (17.7)%		$(8,869,368)

Net Assets Applicable to Common Shares — 100.0%		$50,080,383

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

See notes to financial statements

Eaton Vance Insured California Municipal Bond Fund II as of September 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2009, 89.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 31.3% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Massachusetts Municipal Bond Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 158.8%

Principal Amount
(000’s omitted)	Security	Value

Escrowed / Prerefunded — 5.0%

$500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prefunded to 7/31/13, 5.75%, 7/1/33	$586,290
600	Massachusetts Development Finance Agency, (Western New England College), Prefunded to 12/1/12, 6.125%, 12/1/32	699,690

		$1,285,980

Hospital — 4.8%

$775	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$802,621
55	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.75%, 7/1/32	57,152
370	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	371,794

		$1,231,567

Insured-Electric Utilities — 4.6%

$1,095	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,190,199

		$1,190,199

Insured-Escrowed / Prerefunded — 6.1%

$2,900	Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$1,515,801
50	Massachusetts Health and Educational Facilities Authority, (New England Medical Center), (FGIC), Prefunded to 5/15/12, 5.00%, 5/15/25	54,779

		$1,570,580

Insured-General Obligations — 18.5%

$1,900	Massachusetts, (AMBAC), 5.50%, 8/1/30	$2,403,234
965	Milford, (FSA), 4.25%, 12/15/46	968,599
1,000	Revere, (AGC), 5.00%, 4/1/39	1,059,740
300	Tewksbury, (FSA), 4.625%, 3/15/27	324,864

		$4,756,437

Insured-Lease Revenue / Certificates of Participation — 11.7%

$1,000	Plymouth County Correctional Facility, (AMBAC), 5.00%, 4/1/22	$1,026,310
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	784,800
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,207,810

		$3,018,920

Insured-Other Revenue — 9.7%

$805	Massachusetts Development Finance Agency, (NPFG), 5.125%, 2/1/34	$781,518
1,500	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	1,732,455

		$2,513,973

Insured-Private Education — 24.8%

$1,250	Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	$1,324,850
1,000	Massachusetts Development Finance Agency, (Boston University), (AMBAC), (BHAC), 5.00%, 10/1/35	1,050,720
1,105	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,292,165
750	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	896,115
750	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	780,330
1,000	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/37	1,048,360

		$6,392,540

Insured-Public Education — 13.9%

$260	Massachusetts College Building Authority, (AGC), 5.00%, 5/1/33	$273,200
320	Massachusetts College Building Authority, (AGC), 5.00%, 5/1/38	338,992
700	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	798,903
1,000	Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), (FGIC), (NPFG), 5.125%, 10/1/34	1,018,210
1,150	Massachusetts Health and Educational Facilities Authority, (Worcester State College), (AMBAC), 5.00%, 11/1/32	1,163,053

		$3,592,358

Insured-Special Tax Revenue — 24.4%

$1,225	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	1,260,549

See notes to financial statements

Eaton Vance Insured Massachusetts Municipal Bond Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue (continued)

$305	Massachusetts Bay Transportation Authority, (NPFG), 4.00%, 7/1/33	$297,216
400	Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	509,944
2,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37	2,148,560
750	Massachusetts Special Obligations, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	897,743
6,200	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	468,720
1,730	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	251,767
2,095	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	286,764
1,325	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	169,746

		$6,291,009

Insured-Transportation — 10.2%

$3,700	Massachusetts Turnpike Authority, (NPFG), 0.00%, 1/1/28	$1,331,112
1,300	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	1,300,195

		$2,631,307

Insured-Water Revenue — 11.3%

$1,125	Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	$1,125,282
1,075	Massachusetts Water Resources Authority, (FSA), 5.00%, 8/1/32	1,109,174
560	Massachusetts Water Resources Authority, (FSA), 5.25%, 8/1/36	675,556

		$2,910,012

Private Education — 11.4%

$750	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$765,742
2,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,160,700

		$2,926,442

Senior Living / Life Care — 2.4%

$745	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.15%, 7/1/31	$614,409

		$614,409

Total Tax-Exempt Investments — 158.8%
(identified cost $38,855,561)		$40,925,733

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.7)%		$(13,576,257)

Other Assets, Less Liabilities — (6.1)%		$(1,578,887)

Net Assets Applicable to Common Shares — 100.0%		$25,770,589

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. In addition, 10.7% of the Fund’s total investments at September 30, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2009, 85.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 38.6% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

See notes to financial statements

Eaton Vance Insured Michigan Municipal Bond Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 158.8%

Principal Amount
(000’s omitted)	Security	Value

Electric Utilities — 2.8%

$620	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$625,134

		$625,134

Escrowed / Prerefunded — 7.5%

$1,500	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	$1,667,265

		$1,667,265

Hospital — 9.5%

$400	Michigan Hospital Finance Authority, (Chelsea Community Hospital), 5.00%, 5/15/30	$467,664
1,000	Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	1,002,190
640	Michigan Hospital Finance Authority, (Trinity Health), 5.375%, 12/1/30	653,107

		$2,122,961

Insured-Electric Utilities — 7.2%

$500	Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$503,770
1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,091,220

		$1,594,990

Insured-Escrowed / Prerefunded — 40.8%

$750	Detroit School District, (School Bond Loan Fund), (FSA), Prerefunded to 5/1/12, 5.125%, 5/1/31	$827,723
1,250	Detroit Sewer Disposal, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	1,345,150
1,500	Lansing Building Authority, (NPFG), Prerefunded to 6/1/13, 5.00%, 6/1/29	1,704,285
1,150	Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,159,556
1,750	Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/22	1,058,278
2,615	Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	1,497,375
1,300	Reed City Public Schools, (FSA), Prerefunded to 5/1/14, 5.00%, 5/1/29	1,498,536

		$9,090,903

Insured-General Obligations — 21.7%

$1,960	Grand Rapids and Kent County Joint Building Authority, (DeVos Place), (NPFG), 0.00%, 12/1/27(1)	$885,685
750	Greenville Public Schools, (NPFG), 5.00%, 5/1/25	785,542
1,330	Okemos Public School District, (NPFG), 0.00%, 5/1/19	925,986
1,000	Pinconning Area Schools, (FSA), 5.00%, 5/1/33	1,052,140
1,000	Royal Oak, (AGC), 6.25%, 10/1/28	1,197,130

		$4,846,483

Insured-Hospital — 6.8%

$500	Michigan Hospital Finance Authority, (Mid-Michigan Obligation Group), (AMBAC), 5.00%, 4/15/32	$486,155
1,075	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	1,033,591

		$1,519,746

Insured-Lease Revenue / Certificates of Participation — 8.9%

$1,000	Michigan Building Authority, (FGIC), (FSA), 0.00%, 10/15/29	$314,250
3,100	Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	886,848
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	784,800

		$1,985,898

Insured-Public Education — 14.5%

$750	Central Michigan University, (AMBAC), 5.05%, 10/1/32	$764,955
435	Ferris State University, (AGC), 5.125%, 10/1/33	464,302
750	Lake Superior State University, (AMBAC), 5.125%, 11/15/26	754,522
1,200	Wayne University, (NPFG), 5.00%, 11/15/37	1,251,180

		$3,234,959

Insured-Sewer Revenue — 2.1%

$500	Detroit Sewer Disposal System, (NPFG), 4.50%, 7/1/35	$459,910

		$459,910

Insured-Special Tax Revenue — 16.4%

$7,030	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$531,468
1,465	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	213,201
1,675	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	229,274

See notes to financial statements

Eaton Vance Insured Michigan Municipal Bond Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue (continued)

$1,115	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$142,843
1,500	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (NPFG), 5.00%, 12/1/30	1,513,890
1,000	Ypsilanti Community Utilities Authority, (Sanitary Sewer System), (FGIC), (NPFG), 5.00%, 5/1/32	1,014,230

		$3,644,906

Insured-Utilities — 7.1%

$1,000	Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (FSA), 5.00%, 7/1/25	$1,049,580
510	Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (FSA), 5.00%, 7/1/26	533,552

		$1,583,132

Insured-Water Revenue — 11.3%

$1,425	Detroit Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	$1,431,526
1,000	Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,086,310

		$2,517,836

Private Education — 2.2%

$500	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$487,340

		$487,340

Total Tax-Exempt Investments — 158.8%
(identified cost $33,673,638)		$35,381,463

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.8)%		$(13,325,183)

Other Assets, Less Liabilities — 1.0%		$219,822

Net Assets Applicable to Common Shares — 100.0%		$22,276,102

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2009, 86.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 38.4% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured New Jersey Municipal Bond Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 170.2%

Principal Amount
(000’s omitted)	Security	Value

Hospital — 10.6%

$180	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$150,939
150	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	136,446
1,300	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,216,020
600	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	603,786
250	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	243,870
1,705	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,648,684

		$3,999,745

Insured-Electric Utilities — 3.5%

$215	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$229,199
1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,091,220

		$1,320,419

Insured-General Obligations — 41.4%

$2,415	Bayonne, (FSA), 0.00%, 7/1/23	$1,324,265
1,000	Bayonne, (FSA), 5.50%, 7/1/39	1,093,870
320	Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	344,326
340	Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	367,064
360	Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	389,499
382	Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	414,252
1,500	Egg Harbor Township School District, (FSA), 3.50%, 4/1/28	1,429,065
2,000	Hudson County Improvement Authority, (NPFG), 0.00%, 12/15/38	403,740
5,500	Irvington Township, (FSA), 0.00%, 7/15/26	2,596,605
2,785	Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,302,276
1,000	Jersey City, (FSA), 5.00%, 1/15/29	1,095,610
700	Lakewood Township, (AGC), 5.75%, 11/1/31	815,136
1,115	Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	1,183,584
1,000	Newark Housing Authority, (South Ward Police Facility), (AGC), 6.75%, 12/1/38	1,148,420
210	Nutley School District, (NPFG), 4.75%, 7/15/30	224,503
410	Nutley School District, (NPFG), 4.75%, 7/15/31	436,035

		$15,568,250

Insured-Hospital — 17.8%

$2,000	New Jersey Health Care Facilities Financing Authority, (Englewood Hospital), (NPFG), 5.00%, 8/1/31	$2,044,400
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	2,124,980
625	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	658,925
250	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	263,570
1,500	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,622,175

		$6,714,050

Insured-Lease Revenue / Certificates of Participation — 22.0%

$1,000	Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,186,450
445	Gloucester County Improvement Authority, (NPFG), 4.75%, 9/1/30	468,171
1,250	Middlesex County, (NPFG), 5.00%, 8/1/31	1,275,400
1,300	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	1,460,823
500	New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 12/15/34	580,675
915	Newark Housing Authority, (Newark Marine Terminal), (NPFG), 5.00%, 1/1/32	1,021,524
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	784,800
1,250	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,509,763

		$8,287,606

See notes to financial statements

Eaton Vance Insured New Jersey Municipal Bond Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Other Revenue — 4.4%

$1,500	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,637,655

		$1,637,655

Insured-Public Education — 11.7%

$1,945	New Jersey Educational Facilities Authority, (College of New Jersey), (FSA), 5.00%, 7/1/35(1)	$2,084,359
500	New Jersey Educational Facilities Authority, (Montclair State University), (NPFG), 3.75%, 7/1/24	486,150
1,000	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), (FSA), 3.00%, 7/1/27	867,940
645	New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	676,018
275	New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	293,865

		$4,408,332

Insured-Sewer Revenue — 6.1%

$1,175	Ocean County Utilities Authority, (NPFG), 5.25%, 1/1/26	$1,438,024
1,975	Rahway Valley Sewerage Authority, (NPFG), 0.00%, 9/1/27	845,932

		$2,283,956

Insured-Special Tax Revenue — 14.9%

$1,000	Garden State Preservation Trust, (FSA), 0.00%, 11/1/21	$640,520
500	Garden State Preservation Trust, (FSA), 5.80%, 11/1/21	605,230
1,290	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	1,338,904
2,390	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	1,029,684
1,120	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	450,688
8,940	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	675,864
1,520	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	221,205
3,015	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	412,693
1,900	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	243,409

		$5,618,197

Insured-Transportation — 23.3%

$2,000	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), (BHAC), 0.00%, 12/15/26	$895,240
3,235	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	1,048,075
1,000	New Jersey Turnpike Authority, (BHAC), (FSA), 5.25%, 1/1/29	1,235,600
3,875	Port Authority of New York and New Jersey, (FSA), 5.00%, 11/1/27(1)	4,116,682
1,175	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/33	1,264,335
180	South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	201,271

		$8,761,203

Insured-Water and Sewer — 7.1%

$4,500	Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$2,004,615
1,150	Passaic Valley Sewerage Commissioners, (FGIC), (NPFG), 2.50%, 12/1/32	672,681

		$2,677,296

Other Revenue — 3.8%

$1,300	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	$1,413,360

		$1,413,360

Transportation — 3.6%

$1,325	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	$1,358,787

		$1,358,787

Total Tax-Exempt Investments — 170.2%
(identified cost $60,628,093)		$64,048,856

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.1)%		$(19,600,555)

Other Assets, Less Liabilities — (18.1)%		$(6,820,279)

Net Assets Applicable to Common Shares — 100.0%		$37,628,022

See notes to financial statements

Eaton Vance Insured New Jersey Municipal Bond Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2009, 89.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 28.7% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund II as of September 30, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 169.3%

Principal Amount
(000’s omitted)	Security	Value

Hospital — 2.2%

$750	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	$758,055

		$758,055

Industrial Development Revenue — 2.7%

$305	Liberty Development Corp. (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$314,223
600	Liberty Development Corp. (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	618,161

		$932,384

Insured-Electric Utilities — 6.8%

$500	Long Island Power Authority, (BHAC), 5.50%, 5/1/33	$571,630
500	Long Island Power Authority, (BHAC), 6.00%, 5/1/33	598,335
1,195	New York Power Authority, (NPFG), 4.50%, 11/15/47	1,208,408

		$2,378,373

Insured-Escrowed / Prerefunded — 1.7%

$1,385	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$600,217

		$600,217

Insured-General Obligations — 23.6%

$535	Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$609,397
560	Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	649,354
200	Freeport Union Free School District, (AGC), 4.00%, 4/1/23	211,218
200	Freeport Union Free School District, (AGC), 4.00%, 4/1/24	209,852
250	Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23(2)	260,622
185	Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	195,449
190	Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	200,745
155	New Rochelle City School District, (AGC), 3.75%, 11/15/19	164,943
160	New Rochelle City School District, (AGC), 4.00%, 11/15/20	172,427
1,000	New York, (FSA), 5.00%, 4/1/22	1,100,600
1,795	New York Dormitory Authority, (School Districts Financing Program), (NPFG), 5.00%, 10/1/30	1,830,038
545	Oneida County, (AGC), 4.00%, 4/15/21	570,048
100	Plattsburgh, (AGC), 4.25%, 11/15/19	110,016
300	Plattsburgh, (AGC), 4.25%, 11/15/20	332,244
410	Sachem Central School District, (FGIC), (NPFG), 4.25%, 10/15/28	420,279
235	Syracuse, (AGC), 5.00%, 6/15/19	270,367
185	Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	209,476
190	Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	212,867
210	Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	235,771
220	Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	245,287

		$8,211,000

Insured-Hospital — 6.2%

$500	New York City Health and Hospital Corp., (FSA), 5.50%, 2/15/20	$586,330
1,000	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	1,053,840
500	New York Dormitory Authority, (Hudson Valley Hospital Center), (BHAC), (FSA), 5.00%, 8/15/36	538,370

		$2,178,540

Insured-Housing — 2.9%

$1,000	New York City Housing Corp., (NPFG), 4.95%, 11/1/33	$1,017,490

		$1,017,490

Insured-Lease Revenue / Certificates of Participation — 11.4%

$2,330	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$2,124,541
950	New York City, Transitional Finance Authority, (BHAC), 5.50%, 7/15/38(3)	1,071,961
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	784,800

		$3,981,302

Insured-Other Revenue — 16.3%

$1,360	New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$1,405,165
2,500	New York City Cultural Resource Trust, (Museum of Modern Arts), (AMBAC), (BHAC), 5.125%, 7/1/31(1)	2,588,300

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund II as of September 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Other Revenue (continued)

$1,785	New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	$1,670,546

		$5,664,011

Insured-Private Education — 33.2%

$1,440	New York Dormitory Authority, (Barnard College), (FGIC), (NPFG), 5.00%, 7/1/24	$1,584,446
2,000	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	2,017,140
85	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38	91,350
2,250	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,418,098
1,000	New York Dormitory Authority, (New York University), (AMBAC), (BHAC), 5.00%, 7/1/31(1)	1,019,930
345	New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	367,732
835	New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	896,231
500	New York Dormitory Authority, (Skidmore College), (FGIC), (NPFG), 5.00%, 7/1/33	518,130
850	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	885,063
5,425	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	1,763,613

		$11,561,733

Insured-Public Education — 4.4%

$1,500	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$1,528,485

		$1,528,485

Insured-Special Tax Revenue — 19.9%

$700	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$672,084
930	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	927,805
1,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	292,944
20,540	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	2,989,186
3,350	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	458,548
2,105	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	269,672
575	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	611,397
690	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	727,495

		$6,949,131

Insured-Transportation — 20.0%

$2,000	Metropolitan Transportation Authority, (AGC), (FGIC), 5.25%, 11/15/31	$2,063,760
990	New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	1,216,878
2,500	Port Authority of New York and New Jersey, (FSA), 5.00%, 11/1/27(1)	2,656,437
85	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/33	91,463
325	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	330,512
600	Triborough Bridge and Tunnel Authority, (NPFG), 5.00%, 11/15/32	620,106

		$6,979,156

Insured-Water and Sewer — 12.2%

$905	Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	$1,039,103
2,750	New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), (BHAC), 5.00%, 6/15/38(1)	2,850,457
350	Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	366,485

		$4,256,045

Private Education — 5.8%

$1,000	Dutchess County Industrial Development Agency, (Marist College), 5.00%, 7/1/22	$1,026,400
1,000	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	981,800

		$2,008,200

Total Tax-Exempt Investments — 169.3%
(identified cost $57,539,008)		$59,004,122

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (38.0)%		$(13,250,182)

Other Assets, Less Liabilities — (31.3)%		$(10,907,041)

Net Assets Applicable to Common Shares — 100.0%		$34,846,899

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund II as of September 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2009, 93.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 34.0% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts. The aggregate value of such collateral is $260,622.

(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Ohio Municipal Bond Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 150.6%

Principal Amount
(000’s omitted)	Security	Value

General Obligations — 1.7%

$500	County of Franklin, 5.00%, 12/1/27(1)	$558,325

		$558,325

Hospital — 4.2%

$500	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	$497,775
1,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	863,080

		$1,360,855

Insured-Electric Utilities — 19.2%

$700	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$752,430
2,750	Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	1,207,058
1,000	Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	233,710
1,670	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	771,072
5,000	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,021,700
755	Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	757,809
500	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	545,610

		$6,289,389

Insured-General Obligations — 41.2%

$320	Bowling Green City School District, (FSA), 5.00%, 12/1/34	$336,835
200	Brookfield Local School District, (FSA), 5.00%, 1/15/30	215,594
1,000	Cleveland Municipal School District, (FSA), 5.00%, 12/1/27	1,056,550
900	Clyde-Green Springs Exempted Village School District, (FSA), 4.50%, 12/1/31	918,090
1,575	Cuyahoga Community College District, (AMBAC), 5.00%, 12/1/32	1,611,146
1,000	Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,087,900
1,400	Olentangy Local School District, (AGC), 5.00%, 12/1/36	1,504,286
280	Olentangy Local School District, (FSA), 4.50%, 12/1/32	284,099
520	Pickerington Local School District, (NPFG), 4.25%, 12/1/34	523,011
2,400	Plain School District, (FGIC), (NPFG), 0.00%, 12/1/27	924,336
750	St. Mary’s School District, (FSA), 5.00%, 12/1/35	789,278
500	Sylvania City School District, (AGC), 5.00%, 12/1/26	547,225
1,000	Sylvania City School District, (AGC), 5.00%, 12/1/32	1,061,360
500	Tecumseh School District, (FGIC), (NPFG), 4.75%, 12/1/31	508,680
2,000	Wapakoneta City School District, (FSA), 4.75%, 12/1/35	2,109,620

		$13,478,010

Insured-Hospital — 12.6%

$980	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$987,184
1,500	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,533,645
440	Lorain County, (Catholic Healthcare Partners), (FSA), Variable Rate, 17.343%, 2/1/29(2)(3)(4)	540,742
1,250	Ohio Higher Educational Facility Commission, (University Hospital Health Systems, Inc.), (AMBAC), 4.75%, 1/15/46	1,078,850

		$4,140,421

Insured-Lease Revenue / Certificates of Participation — 6.2%

$795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	$784,800
235	Puerto Rico Public Buildings Authority, Government Facilities Revenue, (XLCA), 5.25%, 7/1/36	234,309
1,000	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	1,007,280

		$2,026,389

Insured-Public Education — 30.0%

$3,000	Cincinnati Technical and Community College, (AMBAC), 5.00%, 10/1/28	$3,006,450
2,000	Miami University, (AMBAC), (FSA), 3.25%, 9/1/26	1,807,640
500	Ohio University, (FSA), 5.00%, 12/1/33	529,530
1,170	Ohio University, (FSA), 5.25%, 12/1/23	1,275,756
1,000	University of Akron, (FSA), 5.00%, 1/1/38	1,060,980
1,000	University of Cincinnati, (AMBAC), 5.00%, 6/1/31	1,023,150
1,000	Youngstown State University, (AGC), 5.50%, 12/15/33	1,096,850

		$9,800,356

Insured-Sewer Revenue — 4.5%

$710	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	$717,306
750	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/47	757,087

		$1,474,393

Insured-Special Tax Revenue — 10.3%

$1,335	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$679,061
3,665	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	1,750,990

See notes to financial statements

Eaton Vance Insured Ohio Municipal Bond Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue (continued)

$8,430	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$637,308
1,530	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	209,426
705	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	90,318

		$3,367,103

Insured-Transportation — 7.8%

$1,965	Cleveland Airport System, (FSA), 5.00%, 1/1/31	$1,982,430
500	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(5)	571,842

		$2,554,272

Pooled Loans — 7.1%

$1,395	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$1,047,324
1,140	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(5)	1,274,110

		$2,321,434

Private Education — 5.8%

$850	Ohio Higher Educational Facilities Authority, (John Carroll University), 5.25%, 11/15/33	$859,359
1,000	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/33	1,040,590

		$1,899,949

Total Tax-Exempt Investments — 150.6%
(identified cost $46,959,382)		$49,270,896

Short-Term Investments — 2.9%

Principal Amount
(000’s omitted)	Description	Value

$948	State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/09	$947,981

Total Short-Term Investments — 2.9%
(identified cost $947,981)		$947,981

Total Investments — 153.5%
(identified cost $47,907,363)		$50,218,877

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.0)%		$(17,000,787)

Other Assets, Less Liabilities — (1.5)%		$(507,983)

Net Assets Applicable to Common Shares — 100.0%		$32,710,107

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2009, 85.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.7% to 25.7% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate value of these securities is $540,742 or 1.7% of the Fund’s net assets.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2009.

(5)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

See notes to financial statements

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 156.4%

Principal Amount
(000’s omitted)	Security	Value

Hospital — 9.7%

$500	Lancaster County Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	$487,155
350	Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	334,446
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,509,480
750	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	772,800
875	Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital), 4.50%, 7/1/37	870,817

		$3,974,698

Insured-Electric Utilities — 5.1%

$2,060	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (NPFG), 4.75%, 2/15/27	$2,069,600

		$2,069,600

Insured-Escrowed / Prerefunded — 0.7%

$270	Southcentral General Authority, (Wellspan Health), (NPFG), Escrowed to Maturity, 5.25%, 5/15/31	$290,782

		$290,782

Insured-General Obligations — 26.0%

$1,650	Armstrong County, (NPFG), 5.40%, 6/1/31	$1,696,266
660	Centennial School District, (FSA), 5.25%, 12/15/37	711,381
1,000	Central Greene School District, (FSA), 5.00%, 2/15/35	1,053,780
1,000	Erie School District, (AMBAC), 0.00%, 9/1/30	349,420
500	Harrisburg School District, (AGC), 5.00%, 11/15/33	532,600
2,555	McKeesport School District, (NPFG), 0.00%, 10/1/21	1,563,302
1,500	Norwin School District, (FSA), 3.25%, 4/1/27	1,359,360
1,500	Reading School District, (FSA), 5.00%, 3/1/35	1,585,020
1,000	Scranton School District, (FSA), 5.00%, 7/15/38	1,050,460
2,550	Shaler Area School District, (XLCA), 0.00%, 9/1/33	737,894

		$10,639,483

Insured-Hospital — 8.4%

$250	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$302,795
500	Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	530,045
1,620	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (FSA), 5.00%, 7/1/35(1)	1,667,790
1,000	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	929,840

		$3,430,470

Insured-Lease Revenue / Certificates of Participation — 4.4%

$500	Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$535,185
1,215	Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (FSA), 4.75%, 2/15/27	1,286,357

		$1,821,542

Insured-Private Education — 12.3%

$1,000	Chester County Industrial Development Authority, Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,009,460
1,675	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,743,859
1,755	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,764,828
500	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	526,845

		$5,044,992

Insured-Public Education — 13.2%

$500	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$539,765
2,075	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	2,053,254
1,000	Pennsylvania Higher Educational Facilities Authority, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	931,560
500	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/27	550,110
375	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/29	408,289
875	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/32	936,241

		$5,419,219

Insured-Sewer Revenue — 16.3%

$1,500	Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	$1,648,695
1,000	Ambridge Borough Municipal Authority, Sewer Revenue, (FSA), 4.60%, 10/15/41	996,650
1,920	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	820,973
1,555	Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	708,629
2,155	Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	982,055
1,500	University Area Joint Authority, (NPFG), 5.00%, 11/1/26	1,512,930

		$6,669,932

See notes to financial statements

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue — 17.5%

$4,350	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/29	$4,291,362
24,665	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,864,674
1,775	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	258,316
3,520	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	481,817
2,220	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	284,404

		$7,180,573

Insured-Transportation — 20.2%

$2,000	Allegheny County Port Authority, (FGIC), (NPFG), 5.00%, 3/1/25	$2,047,000
1,000	Allegheny County Port Authority, (FGIC), (NPFG), 5.00%, 3/1/29	1,017,270
2,075	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/30	2,504,670
295	Philadelphia Airport Revenue, (AGC), 5.375%, 6/15/29	317,402
2,100	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	2,401,739

		$8,288,081

Insured-Utilities — 6.9%

$3,000	Philadelphia Gas Works Revenue, (AMBAC), 5.00%, 10/1/37	$2,811,330

		$2,811,330

Insured-Water and Sewer — 0.4%

$150	Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	$155,490

		$155,490

Insured-Water Revenue — 6.5%

$1,150	Pennsylvania Economic Development Financing Authority, (BHAC), 5.00%, 10/1/39	$1,235,204
1,530	Philadelphia Water and Wastewater, (AMBAC), 4.25%, 11/1/31	1,442,591

		$2,677,795

Private Education — 7.3%

$2,900	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	$2,990,857

		$2,990,857

Senior Living / Life Care — 1.2%

$200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$195,210
300	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	280,284

		$475,494

Special Tax Revenue — 0.3%

$110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$117,942

		$117,942

Total Tax-Exempt Investments — 156.4%
(identified cost $63,135,710)		$64,058,280

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.0)%		$(21,727,011)

Other Assets, Less Liabilities — (3.4)%		$(1,374,879)

Net Assets Applicable to Common Shares — 100.0%		$40,956,390

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2009, 88.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.7% to 26.9% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

	Insured Municipal	Insured California	Insured Massachusetts	Insured Michigan
As of September 30, 2009	Fund II	Fund II	Fund	Fund

Assets

Investments —
Identified cost	$227,733,767	$84,958,627	$38,855,561	$33,673,638
Unrealized appreciation (depreciation)	278,778	(306,100)	2,070,172	1,707,825

Investments, at value	$228,012,545	$84,652,527	$40,925,733	$35,381,463

Cash	$—	$195,500	$535,965	$—
Interest receivable	2,813,050	798,566	507,416	496,980
Receivable for investments sold	740,951	—	285,174	—
Receivable for variation margin on open financial futures contracts	27,094	10,750	—	1,875
Deferred debt issuance costs	143,158	28,723	6,481	—

Total assets	$231,736,798	$85,686,066	$42,260,769	$35,880,318

Liabilities

Payable for floating rate notes issued	$57,365,000	$9,575,000	$2,460,000	$—
Payable for investments purchased	—	—	278,581	—
Payable for open swap contracts	338,808	195,299	92,708	73,099
Due to custodian	812,300	—	—	142,605
Payable to affiliates:
Investment adviser fee	83,180	33,475	16,307	13,424
Interest expense and fees payable	178,953	30,153	8,813	—
Accrued expenses	105,422	68,980	57,514	49,905

Total liabilities	$58,883,663	$9,902,907	$2,913,923	$279,033

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$44,703,449	$25,702,776	$13,576,257	$13,325,183

Net assets applicable to common shares	$128,149,686	$50,080,383	$25,770,589	$22,276,102

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$99,527	$38,693	$17,584	$15,120
Additional paid-in capital	141,071,656	54,829,095	24,913,863	21,415,488
Accumulated net realized loss	(14,159,948)	(4,533,729)	(1,258,288)	(914,463)
Accumulated undistributed net investment income	1,538,609	332,866	119,966	148,304
Net unrealized appreciation (depreciation)	(400,158)	(586,542)	1,977,464	1,611,653

Net assets applicable to common shares	$128,149,686	$50,080,383	$25,770,589	$22,276,102

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)

	1,788	1,028	543	533

Common Shares Outstanding

	9,952,664	3,869,283	1,758,401	1,511,977

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$12.88	$12.94	$14.66	$14.73

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Assets and Liabilities

	Insured New Jersey	Insured New York	Insured Ohio	Insured Pennsylvania
As of September 30, 2009	Fund	Fund II	Fund	Fund

Assets

Investments —
Identified cost	$60,628,093	$57,539,008	$47,907,363	$63,135,710
Unrealized appreciation	3,420,763	1,465,114	2,311,514	922,570

Investments, at value	$64,048,856	$59,004,122	$50,218,877	$64,058,280

Cash	$223,074	$—	$—	$—
Interest receivable	664,711	822,136	644,603	781,360
Receivable for investments sold	222,703	—	—	341,994
Receivable for variation margin on open financial futures contracts	—	7,500	7,844	—
Deferred debt issuance costs	8,290	26,325	—	—

Total assets	$65,167,634	$59,860,083	$50,871,324	$65,181,634

Liabilities

Payable for floating rate notes issued	$6,346,000	$11,335,000	$1,010,000	$1,860,000
Payable for investments purchased	1,356,300	—	—	—
Payable for open swap contracts	134,383	208,643	84,528	174,165
Due to custodian	—	111,967	—	377,752
Payable to affiliates:
Investment adviser fee	23,807	22,641	5,506	17,248
Interest expense and fees payable	21,777	28,980	3,383	7,984
Accrued expenses	56,790	55,771	57,013	61,084

Total liabilities	$7,939,057	$11,763,002	$1,160,430	$2,498,233

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$19,600,555	$13,250,182	$17,000,787	$21,727,011

Net assets applicable to common shares	$37,628,022	$34,846,899	$32,710,107	$40,956,390

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$25,745	$25,583	$25,198	$29,468
Additional paid-in capital	36,480,699	36,242,951	35,687,710	41,755,298
Accumulated net realized loss	(2,453,619)	(2,985,764)	(5,287,886)	(1,973,894)
Accumulated undistributed net investment income	288,817	366,357	163,581	397,113
Net unrealized appreciation	3,286,380	1,197,772	2,121,504	748,405

Net assets applicable to common shares	$37,628,022	$34,846,899	$32,710,107	$40,956,390

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)

	784	530	680	869

Common Shares Outstanding

	2,574,497	2,558,307	2,519,783	2,946,751

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$14.62	$13.62	$12.98	$13.90

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Operations

	Insured Municipal	Insured California	Insured Massachusetts	Insured Michigan
For the Year Ended September 30, 2009	Fund II	Fund II	Fund	Fund

Investment Income

Interest	$11,598,247	$4,163,437	$1,991,232	$1,724,054

Total investment income	$11,598,247	$4,163,437	$1,991,232	$1,724,054

Expenses

Investment adviser fee	$1,048,737	$412,048	$202,638	$178,743
Trustees’ fees and expenses	8,311	3,563	2,026	1,848
Custodian fee	95,206	47,882	33,167	29,527
Transfer and dividend disbursing agent fees	20,580	20,247	19,934	19,887
Legal and accounting services	89,353	64,419	53,641	44,469
Printing and postage	27,278	10,970	8,816	10,243
Interest expense and fees	900,941	156,680	49,750	—
Preferred shares service fee	87,287	50,090	26,383	25,741
Miscellaneous	57,818	53,349	34,962	34,570

Total expenses	$2,335,511	$819,248	$431,317	$345,028

Deduct —
Reduction of custodian fee	$4,332	$2,836	$2,253	$1,245
Allocation of expenses to affiliate	110,345	43,489	21,286	18,805

Total expense reductions	$114,677	$46,325	$23,539	$20,050

Net expenses	$2,220,834	$772,923	$407,778	$324,978

Net investment income	$9,377,413	$3,390,514	$1,583,454	$1,399,076

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(5,775,406)	$(1,094,794)	$(477,473)	$(62,378)
Financial futures contracts	(2,522,496)	(739,596)	—	(204,034)
Swap contracts	(2,432,881)	(1,414,587)	(659,333)	(213,807)

Net realized loss	$(10,730,783)	$(3,248,977)	$(1,136,806)	$(480,219)

Change in unrealized appreciation (depreciation) —
Investments	$29,714,820	$9,792,193	$5,606,893	$3,787,410
Financial futures contracts	(599,639)	(117,362)	—	(34,566)
Swap contracts	(411,209)	(232,131)	(109,851)	(82,053)

Net change in unrealized appreciation (depreciation)	$28,703,972	$9,442,700	$5,497,042	$3,670,791

Net realized and unrealized gain	$17,973,189	$6,193,723	$4,360,236	$3,190,572

Distributions to preferred shareholders —
From net investment income	$(578,404)	$(325,864)	$(174,091)	$(170,213)

Net increase in net assets from operations	$26,772,198	$9,258,373	$5,769,599	$4,419,435

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Operations

	Insured New Jersey	Insured New York	Insured Ohio	Insured Pennsylvania
For the Year Ended September 30, 2009	Fund	Fund II	Fund	Fund

Investment Income

Interest	$2,986,907	$2,799,051	$2,581,608	$3,181,954

Total investment income	$2,986,907	$2,799,051	$2,581,608	$3,181,954

Expenses

Investment adviser fee	$291,325	$280,740	$251,215	$317,153
Trustees’ fees and expenses	2,670	2,594	2,334	2,812
Custodian fee	36,870	32,757	37,930	38,116
Transfer and dividend disbursing agent fees	20,174	20,740	20,490	21,498
Legal and accounting services	56,402	53,806	48,302	53,590
Printing and postage	11,069	7,615	10,777	13,800
Interest expense and fees	142,273	180,119	26,096	56,803
Preferred shares service fee	37,453	25,954	33,756	44,054
Miscellaneous	38,726	37,310	47,916	51,406

Total expenses	$636,962	$641,635	$478,816	$599,232

Deduct —
Reduction of custodian fee	$2,080	$4,396	$741	$2,468
Allocation of expenses to affiliate	30,613	29,535	26,679	33,607

Total expense reductions	$32,693	$33,931	$27,420	$36,075

Net expenses	$604,269	$607,704	$451,396	$563,157

Net investment income	$2,382,638	$2,191,347	$2,130,212	$2,618,797

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(1,523,424)	$(1,664,272)	$(2,595,460)	$(515,106)
Financial futures contracts	—	(362,578)	(1,052,433)	(713,446)
Swap contracts	(961,179)	(531,057)	(545,897)	(394,342)

Net realized loss	$(2,484,603)	$(2,557,907)	$(4,193,790)	$(1,622,894)

Change in unrealized appreciation (depreciation) —
Investments	$9,685,596	$8,230,096	$8,463,283	$8,129,937
Financial futures contracts	—	(88,032)	(162,373)	(60,336)
Swap contracts	(159,370)	(231,020)	(101,230)	(185,868)

Net change in unrealized appreciation (depreciation)	$9,526,226	$7,911,044	$8,199,680	$7,883,733

Net realized and unrealized gain	$7,041,623	$5,353,137	$4,005,890	$6,260,839

Distributions to preferred shareholders —
From net investment income	$(227,579)	$(168,414)	$(254,584)	$(210,410)
From net realized gain	(40,658)	—	—	(132,368)

Net increase in net assets from operations	$9,156,024	$7,376,070	$5,881,518	$8,536,858

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended September 30, 2009	Insured Municipal	Insured California	Insured Massachusetts	Insured Michigan
Increase (Decrease) in Net Assets	Fund II	Fund II	Fund	Fund

From operations —
Net investment income	$9,377,413	$3,390,514	$1,583,454	$1,399,076
Net realized loss from investment transactions, financial futures contracts and swap contracts	(10,730,783)	(3,248,977)	(1,136,806)	(480,219)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	28,703,972	9,442,700	5,497,042	3,670,791
Distributions to preferred shareholders —
From net investment income	(578,404)	(325,864)	(174,091)	(170,213)

Net increase in net assets from operations	$26,772,198	$9,258,373	$5,769,599	$4,419,435

Distributions to common shareholders —
From net investment income	$(8,437,461)	$(2,954,634)	$(1,332,810)	$(1,152,527)

Total distributions to common shareholders	$(8,437,461)	$(2,954,634)	$(1,332,810)	$(1,152,527)

Capital share transactions —
Reinvestment of distributions to common shareholders	$167,262	$58,277	$22,988	$1,776

Net increase in net assets from capital share transactions	$167,262	$58,277	$22,988	$1,776

Net increase in net assets	$18,501,999	$6,362,016	$4,459,777	$3,268,684

Net Assets Applicable to Common Shares

At beginning of year	$109,647,687	$43,718,367	$21,310,812	$19,007,418

At end of year	$128,149,686	$50,080,383	$25,770,589	$22,276,102

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$1,538,609	$332,866	$119,966	$148,304

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended September 30, 2009	Insured New Jersey	Insured New York	Insured Ohio	Insured Pennsylvania
Increase (Decrease) in Net Assets	Fund	Fund II	Fund	Fund

From operations —
Net investment income	$2,382,638	$2,191,347	$2,130,212	$2,618,797
Net realized loss from investment transactions, financial futures contracts and swap contracts	(2,484,603)	(2,557,907)	(4,193,790)	(1,622,894)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	9,526,226	7,911,044	8,199,680	7,883,733
Distributions to preferred shareholders —
From net investment income	(227,579)	(168,414)	(254,584)	(210,410)
From net realized gain	(40,658)	—	—	(132,368)

Net increase in net assets from operations	$9,156,024	$7,376,070	$5,881,518	$8,536,858

Distributions to common shareholders —
From net investment income	$(2,106,960)	$(2,014,492)	$(1,729,034)	$(2,217,812)
From net realized gain	(264,989)	—	—	(803,880)

Total distributions to common shareholders	$(2,371,949)	$(2,014,492)	$(1,729,034)	$(3,021,692)

Capital share transactions —
Reinvestment of distributions to common shareholders	$68,403	$26,563	$63,002	$28,342

Net increase in net assets from capital share transactions	$68,403	$26,563	$63,002	$28,342

Net increase in net assets	$6,852,478	$5,388,141	$4,215,486	$5,543,508

Net Assets Applicable to Common Shares

At beginning of year	$30,775,544	$29,458,758	$28,494,621	$35,412,882

At end of year	$37,628,022	$34,846,899	$32,710,107	$40,956,390

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$288,817	$366,357	$163,581	$397,113

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended September 30, 2008	Insured Municipal	Insured California	Insured Massachusetts	Insured Michigan
Increase (Decrease) in Net Assets	Fund II	Fund II	Fund	Fund

From operations —
Net investment income	$10,297,873	$3,798,696	$1,722,538	$1,474,663
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts and disposal of investments in violation of restrictions and net increase from payment by affiliates	(3,296,427)	(1,280,688)	114,279	(46,294)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(38,011,644)	(12,552,618)	(5,349,054)	(3,874,532)
Distributions to preferred shareholders —
From net investment income	(1,667,740)	(900,022)	(507,893)	(445,847)
From net realized gain	(1,161,353)	(203,364)	—	—

Net decrease in net assets from operations	$(33,839,291)	$(11,137,996)	$(4,020,130)	$(2,892,010)

Distributions to common shareholders —
From net investment income	$(7,415,109)	$(2,675,734)	$(1,176,916)	$(1,012,419)
From net realized gain	(2,838,122)	(503,981)	—	—

Total distributions to common shareholders	$(10,253,231)	$(3,179,715)	$(1,176,916)	$(1,012,419)

Capital share transactions —
Reinvestment of distributions to common shareholders	$128,062	$26,286	$31,699	$—

Net increase in net assets from capital share transactions	$128,062	$26,286	$31,699	$—

Net decrease in net assets	$(43,964,460)	$(14,291,425)	$(5,165,347)	$(3,904,429)

Net Assets Applicable to Common Shares

At beginning of year	$153,612,147	$58,009,792	$26,476,159	$22,911,847

At end of year	$109,647,687	$43,718,367	$21,310,812	$19,007,418

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$1,164,595	$248,219	$50,662	$83,742

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended September 30, 2008	Insured New Jersey	Insured New York	Insured Ohio	Insured Pennsylvania
Increase (Decrease) in Net Assets	Fund	Fund II	Fund	Fund

From operations —
Net investment income	$2,520,205	$2,397,564	$2,382,011	$2,928,106
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	373,406	(333,025)	(856,569)	513,911
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(9,096,667)	(8,584,620)	(8,337,645)	(9,502,500)
Distributions to preferred shareholders —
From net investment income	(504,278)	(606,399)	(749,701)	(694,287)
From net realized gain	(291,600)	(125,820)	—	(222,716)

Net decrease in net assets from operations	$(6,998,934)	$(7,252,300)	$(7,561,904)	$(6,977,486)

Distributions to common shareholders —
From net investment income	$(1,811,913)	$(1,785,552)	$(1,571,565)	$(2,040,898)
From net realized gain	(724,973)	(459,185)	—	(539,189)

Total distributions to common shareholders	$(2,536,886)	$(2,244,737)	$(1,571,565)	$(2,580,087)

Capital share transactions —
Reinvestment of distributions to common shareholders	$48,919	$8,866	$11,173	$15,455

Net increase in net assets from capital share transactions	$48,919	$8,866	$11,173	$15,455

Net decrease in net assets	$(9,486,901)	$(9,488,171)	$(9,122,296)	$(9,542,118)

Net Assets Applicable to Common Shares

At beginning of year	$40,262,445	$38,946,929	$37,616,917	$44,955,000

At end of year	$30,775,544	$29,458,758	$28,494,621	$35,412,882

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$256,007	$326,581	$53,629	$239,893

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Cash Flows

For the Year Ended September 30, 2009	Insured Municipal	Insured California	Insured New Jersey	Insured New York
Cash Flows From Operating Activities	Fund II	Fund II	Fund	Fund II

Net increase in net assets from operations	$26,772,198	$9,258,373	$9,156,024	$7,376,070
Distributions to preferred shareholders	578,404	325,864	268,237	168,414

Net increase in net assets from operations excluding distributions to preferred shareholders	$27,350,602	$9,584,237	$9,424,261	$7,544,484
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(46,208,859)	(14,783,806)	(21,718,223)	(17,357,856)
Investments sold	58,304,929	12,990,548	23,465,986	15,971,108
Net accretion/amortization of premium (discount)	(2,197,664)	(942,588)	(657,710)	(298,735)
Amortization of deferred debt issuance costs	26,222	2,917	530	10,915
Decrease (increase) in interest receivable	97,697	16,684	(69,880)	(73,463)
Decrease (increase) in receivable for investments sold	7,232,426	6,464,936	(222,703)	—
Decrease in receivable for variation margin on open financial futures contracts	1,136,344	167,219	—	154,531
Decrease in receivable for open swap contracts	72,401	36,832	24,987	22,377
Decrease in receivable from transfer agent	20,785	—	4,748	—
Increase in payable for investments purchased	—	—	340,029	—
Increase in payable for open swap contracts	338,808	195,299	134,383	208,643
Decrease in payable for closed swap contracts	(49,297)	(18,692)	(12,530)	(12,530)
Increase in payable to affiliate for investment adviser fee	4,057	2,598	2,440	1,973
Decrease in interest expense and fees payable	(119,071)	(13,268)	(31,072)	(35,906)
Increase (decrease) in accrued expenses	(35,811)	2,052	1,668	3,211
Net change in unrealized (appreciation) depreciation from investments	(29,714,820)	(9,792,193)	(9,685,596)	(8,230,096)
Net realized loss from investments	5,775,406	1,094,794	1,523,424	1,664,272

Net cash provided by (used in) operating activities	$22,034,155	$5,007,569	$2,524,742	$(427,072)

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(8,270,199)	$(2,896,357)	$(2,303,546)	$(1,987,929)
Cash distributions paid to preferred shareholders	(632,505)	(374,891)	(272,410)	(168,232)
Liquidation of auction preferred shares	—	—	(700,000)	—
Repayment of secured borrowings	(6,885,000)	(3,580,000)	(1,900,000)	—
Increase (decrease) in due to custodian	(6,246,451)	—	—	111,967

Net cash used in financing activities	$(22,034,155)	$(6,851,248)	$(5,175,956)	$(2,044,194)

Net decrease in cash	$—	$(1,843,679)	$(2,651,214)	$(2,471,266)

Cash at beginning of year	$—	$2,039,179	$2,874,288	$2,471,266

Cash at end of year	$—	$195,500	$223,074	$—

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$167,262	$58,277	$68,403	$26,563
Cash paid for interest and fees	993,790	167,031	172,815	205,110

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Municipal Fund II

	Year Ended September 30,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year (Common shares)	$11.030	$15.470	$15.860		$15.310	$15.030

Income (Loss) From Operations

Net investment income(1)	$0.943	$1.037	$1.048		$1.058	$1.094
Net realized and unrealized gain (loss)	1.813	(4.159)	(0.383)		0.605	0.359
Distributions to preferred shareholders
From net investment income	(0.058)	(0.168)	(0.303)		(0.265)	(0.169)
From net realized gain	—	(0.117)	—		—	— (2)

Total income (loss) from operations	$2.698	$(3.407)	$0.362		$1.398	$1.284

Less Distributions to Common Shareholders

From net investment income	$(0.848)	$(0.747)	$(0.752)		$(0.848)	$(1.001)
From net realized gain	—	(0.286)	—		—	(0.003)

Total distributions to common shareholders	$(0.848)	$(1.033)	$(0.752)		$(0.848)	$(1.004)

Net asset value — End of year (Common shares)	$12.880	$11.030	$15.470		$15.860	$15.310

Market value — End of year (Common shares)	$13.370	$11.650	$14.550		$15.310	$16.170

Total Investment Return on Net Asset Value(3)	26.08%	(23.08)%	2.43	%(4)	9.56%	8.77%

Total Investment Return on Market Value(3)	23.88%	(13.61)%	(0.20	)%(4)	0.13%	16.51%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Municipal Fund II

	Year Ended September 30,

	2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$128,150	$109,648	$153,612		$157,463	$151,937
Ratios (as a percentage of average daily net assets applicable to common shares):(5)
Expenses excluding interest and fees	1.28%	1.09%	1.00	%(6)	1.02%	1.03%
Interest and fee expense(7)	0.87%	0.93%	0.99%		0.91%	0.62%
Total expenses before custodian fee reduction	2.15%	2.02%	1.99	%(6)	1.93%	1.65%
Expenses after custodian fee reduction excluding interest and fees	1.27%	1.05%	0.99	%(6)	1.01%	1.02%
Net investment income	9.05%	7.40%	6.62%		6.87%	7.11%
Portfolio Turnover	22%	54%	31%		26%	10%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(5)
Expenses excluding interest and fees	0.89%	0.69%	0.64	%(6)	0.65%	0.65%
Interest and fee expense(7)	0.61%	0.60%	0.64%		0.58%	0.40%
Total expenses before custodian fee reduction	1.50%	1.29%	1.28	%(6)	1.23%	1.05%
Expenses after custodian fee reduction excluding interest and fees	0.89%	0.67%	0.63	%(6)	0.64%	0.65%
Net investment income	6.32%	4.73%	4.25%		4.37%	4.52%

Senior Securities:
Total preferred shares outstanding	1,788	1,788	3,500		3,500	3,500
Asset coverage per preferred share(8)	$96,674	$86,356	$68,894		$69,992	$68,411
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Equal to less than $0.001 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(4)	During the year ended September 30, 2007, the investment adviser fully reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss had no effect on total return.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured California Fund II

	Year Ended September 30,

	2009	2008	2007	2006	2005

Net asset value — Beginning of year (Common shares)	$11.310	$15.020	$15.330	$14.810	$14.510

Income (Loss) From Operations

Net investment income(1)	$0.877	$0.983	$0.981	$0.989	$1.008
Net realized and unrealized gain (loss)	1.601	(3.583)	(0.301)	0.547	0.360
Distributions to preferred shareholders
From net investment income	(0.084)	(0.233)	(0.282)	(0.243)	(0.145)
From net realized gain	—	(0.053)	—	—	—

Total income (loss) from operations	$2.394	$(2.886)	$0.398	$1.293	$1.223

Less Distributions to Common Shareholders

From net investment income	$(0.764)	$(0.693)	$(0.708)	$(0.773)	$(0.923)
From net realized gain	—	(0.131)	—	—	—

Total distributions to common shareholders	$(0.764)	$(0.824)	$(0.708)	$(0.773)	$(0.923)

Net asset value — End of year (Common shares)	$12.940	$11.310	$15.020	$15.330	$14.810

Market value — End of year (Common shares)	$12.500	$10.250	$14.250	$14.635	$14.770

Total Investment Return on Net Asset Value(2)	23.06%	(19.81)%	2.75%	9.15%	8.65%

Total Investment Return on Market Value(2)	31.17%	(23.40)%	2.11%	4.49%	7.84%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured California Fund II

	Year Ended September 30,

	2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$50,080	$43,718	$58,010		$59,199	$57,187
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.51%	1.23%	1.11	%(4)	1.13%	1.10%
Interest and fee expense(5)	0.37%	0.42%	0.50%		0.48%	0.31%
Total expenses before custodian fee reduction	1.88%	1.65%	1.61	%(4)	1.61%	1.41%
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.19%	1.09	%(4)	1.11%	1.06%
Net investment income	8.23%	7.11%	6.42%		6.66%	6.81%
Portfolio Turnover	17%	22%	37%		13%	13%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.93%	0.76%	0.71	%(4)	0.71%	0.69%
Interest and fee expense(5)	0.23%	0.26%	0.32%		0.30%	0.20%
Total expenses before custodian fee reduction	1.16%	1.02%	1.03	%(4)	1.01%	0.89%
Expenses after custodian fee reduction excluding interest and fees	0.93%	0.74%	0.69	%(4)	0.70%	0.67%
Net investment income	5.07%	4.42%	4.09%		4.19%	4.28%

Senior Securities:
Total preferred shares outstanding	1,028	1,028	1,350		1,350	1,350
Asset coverage per preferred share(6)	$73,719	$67,578	$67,980		$68,858	$67,364
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Massachusetts Fund

	Year Ended September 30,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year (Common shares)	$12.130	$15.090	$15.640		$15.100	$14.870

Income (Loss) From Operations

Net investment income(1)	$0.901	$0.981	$0.969		$0.983	$1.031
Net realized and unrealized gain (loss)	2.486	(2.981)	(0.540)		0.613	0.290
Distributions to preferred shareholders
From net investment income	(0.099)	(0.289)	(0.293)		(0.256)	(0.143)

Total income (loss) from operations	$3.288	$(2.289)	$0.136		$1.340	$1.178

Less Distributions to Common Shareholders

From net investment income	$(0.758)	$(0.671)	$(0.686)		$(0.800)	$(0.948)

Total distributions to common shareholders	$(0.758)	$(0.671)	$(0.686)		$(0.800)	$(0.948)

Net asset value — End of year (Common shares)	$14.660	$12.130	$15.090		$15.640	$15.100

Market value — End of year (Common shares)	$15.250	$13.780	$14.820		$16.090	$17.350

Total Investment Return on Net Asset Value(2)	28.42%	(15.70)%	0.88	%(3)	9.14%	7.74%

Total Investment Return on Market Value(2)	17.59%	(2.46)%	(3.72	)%(3)	(2.28)%	18.23%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Massachusetts Fund

	Year Ended September 30,

	2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$25,771	$21,311	$26,476		$27,419	$26,441
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.69%	1.41%	1.25	%(5)	1.29%	1.25%
Interest and fee expense(6)	0.23%	0.71%	0.98%		1.54%	1.26%
Total expenses before custodian fee reduction	1.92%	2.12%	2.23	%(5)	2.83%	2.51%
Expenses after custodian fee reduction excluding interest and fees	1.68%	1.38%	1.25	%(5)	1.26%	1.24%
Net investment income	7.41%	6.83%	6.27%		6.50%	6.79%
Portfolio Turnover	43%	12%	15%		15%	11%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.03%	0.88%	0.81	%(5)	0.81%	0.79%
Interest and fee expense(6)	0.14%	0.45%	0.62%		0.97%	0.80%
Total expenses before custodian fee reduction	1.17%	1.33%	1.43	%(5)	1.78%	1.59%
Expenses after custodian fee reduction excluding interest and fees	1.03%	0.87%	0.80	%(5)	0.80%	0.78%
Net investment income	4.53%	4.27%	3.99%		4.10%	4.29%

Senior Securities:
Total preferred shares outstanding	543	543	620		620	620
Asset coverage per preferred share(7)	$72,462	$64,287	$67,711		$69,229	$67,649
Involuntary liquidation preference per preferred share(8)	$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(8)	$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	During the year ended September 30, 2007, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Michigan Fund

	Year Ended September 30,

	2009	2008		2007	2006	2005

Net asset value — Beginning of year (Common shares)	$12.570	$15.150		$15.430	$15.000	$14.840

Income (Loss) From Operations

Net investment income(1)	$0.925	$0.975		$0.985	$0.991	$1.039
Net realized and unrealized gain (loss)	2.110	(2.590)		(0.309)	0.462	0.233
Distributions to preferred shareholders
From net investment income	(0.113)	(0.295)		(0.288)	(0.252)	(0.164)

Total income (loss) from operations	$2.922	$(1.910)		$0.388	$1.201	$1.108

Less Distributions to Common Shareholders

From net investment income	$(0.762)	$(0.670)		$(0.668)	$(0.771)	$(0.948)

Total distributions to common shareholders	$(0.762)	$(0.670)		$(0.668)	$(0.771)	$(0.948)

Net asset value — End of year (Common shares)	$14.730	$12.570		$15.150	$15.430	$15.000

Market value — End of year (Common shares)	$13.900	$10.400		$14.030	$14.190	$16.200

Total Investment Return on Net Asset Value(2)	25.29%	(12.66	)%(3)	2.81%	8.44%	7.52%

Total Investment Return on Market Value(2)	42.90%	(21.97	)%(3)	3.53%	(7.67)%	11.26%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Michigan Fund

	Year Ended September 30,

	2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$22,276	$19,007	$22,912		$23,335	$22,670
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.70%	1.49%	1.29	%(5)	1.32%	1.28%
Interest and fee expense(6)	—%	0.54%	0.98%		0.90%	0.60%
Total expenses before custodian fee reduction	1.70%	2.03%	2.27	%(5)	2.22%	1.88%
Expenses after custodian fee reduction excluding interest and fees	1.69%	1.48%	1.27	%(5)	1.30%	1.27%
Net investment income	7.30%	6.72%	6.43%		6.62%	6.88%
Portfolio Turnover	9%	11%	6%		6%	5%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.00%	0.93%	0.81	%(5)	0.83%	0.81%
Interest and fee expense(6)	—%	0.33%	0.62%		0.56%	0.38%
Total expenses before custodian fee reduction	1.00%	1.26%	1.43	%(5)	1.39%	1.19%
Expenses after custodian fee reduction excluding interest and fees	1.00%	0.92%	0.80	%(5)	0.82%	0.80%
Net investment income	4.30%	4.16%	4.06%		4.15%	4.32%

Senior Securities:
Total preferred shares outstanding	533	540	540		540	540
Asset coverage per preferred share(7)	$66,794	$60,199	$67,442		$68,222	$66,986
Involuntary liquidation preference per preferred share(8)	$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(8)	$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	During the year ended September 30, 2008, the adviser fully reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss had no effect on total return.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New Jersey Fund

	Year Ended September 30,

	2009	2008	2007	2006	2005

Net asset value — Beginning of year (Common shares)	$11.980	$15.690	$15.840	$15.240	$14.990

Income (Loss) From Operations

Net investment income(1)	$0.926	$0.982	$0.996	$1.002	$1.039
Net realized and unrealized gain (loss)	2.740	(3.393)	(0.150)	0.671	0.330
Distributions to preferred shareholders
From net investment income	(0.088)	(0.196)	(0.286)	(0.253)	(0.159)
From net realized gain	(0.016)	(0.114)	—	—	—

Total income (loss) from operations	$3.562	$(2.721)	$0.560	$1.420	$1.210

Less Distributions to Common Shareholders

From net investment income	$(0.819)	$(0.706)	$(0.710)	$(0.820)	$(0.960)
From net realized gain	(0.103)	(0.283)	—	—	—

Total distributions to common shareholders	$(0.922)	$(0.989)	$(0.710)	$(0.820)	$(0.960)

Net asset value — End of year (Common shares)	$14.620	$11.980	$15.690	$15.840	$15.240

Market value — End of year (Common shares)	$14.730	$11.880	$14.790	$16.400	$16.240

Total Investment Return on Net Asset Value(2)	31.84%	(18.15)%	3.64%	9.65%	8.18%

Total Investment Return on Market Value(2)	33.95%	(13.88)%	(5.66)%	6.53%	11.56%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New Jersey Fund

	Year Ended September 30,

	2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$37,628	$30,776	$40,262		$40,620	$39,032
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.53%	1.33%	1.14	%(4)	1.19%	1.15%
Interest and fee expense(5)	0.46%	1.16%	0.92%		0.86%	0.59%
Total expenses before custodian fee reduction	1.99%	2.49%	2.06	%(4)	2.05%	1.74%
Expenses after custodian fee reduction excluding interest and fees	1.52%	1.28%	1.11	%(4)	1.16%	1.14%
Net investment income	7.81%	6.72%	6.29%		6.59%	6.78%
Portfolio Turnover	39%	48%	27%		22%	15%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.93%	0.84%	0.73	%(4)	0.75%	0.73%
Interest and fee expense(5)	0.28%	0.73%	0.59%		0.55%	0.38%
Total expenses before custodian fee reduction	1.21%	1.57%	1.32	%(4)	1.30%	1.11%
Expenses after custodian fee reduction excluding interest and fees	0.92%	0.81%	0.72	%(4)	0.73%	0.72%
Net investment income	4.75%	4.24%	4.05%		4.18%	4.31%

Senior Securities:
Total preferred shares outstanding	784	812	900		900	900
Asset coverage per preferred share(6)	$72,996	$62,907	$69,751		$70,144	$68,375
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New York Fund II

	Year Ended September 30,

	2009	2008	2007	2006	2005

Net asset value — Beginning of year (Common shares)	$11.530	$15.240	$15.760	$15.300	$14.910

Income (Loss) From Operations

Net investment income(1)	$0.857	$0.938	$0.969	$0.990	$1.008
Net realized and unrealized gain (loss)	2.087	(3.483)	(0.256)	0.542	0.462
Distributions to preferred shareholders
From net investment income	(0.066)	(0.237)	(0.209)	(0.240)	(0.148)
From net realized gain	—	(0.049)	(0.079)	(0.015)	—

Total income (loss) from operations	$2.878	$(2.831)	$0.425	$1.277	$1.322

Less Distributions to Common Shareholders

From net investment income	$(0.788)	$(0.699)	$(0.697)	$(0.732)	$(0.932)
From net realized gain	—	(0.180)	(0.248)	(0.085)	—

Total distributions to common shareholders	$(0.788)	$(0.879)	$(0.945)	$(0.817)	$(0.932)

Net asset value — End of year (Common shares)	$13.620	$11.530	$15.240	$15.760	$15.300

Market value — End of year (Common shares)	$13.610	$10.580	$14.440	$14.420	$14.570

Total Investment Return on Net Asset Value(2)	26.71%	(19.25)%	3.00%	9.02%	9.17%

Total Investment Return on Market Value(2)	37.98%	(21.80)%	6.66%	4.75%	7.19%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New York Fund II

	Year Ended September 30,

	2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$34,847	$29,459	$38,947		$40,263	$39,101
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.51%	1.33%	1.16	%(4)	1.14%	1.21%
Interest and fee expense(5)	0.63%	0.46%	0.46%		0.42%	0.28%
Total expenses before custodian fee reduction	2.14%	1.79%	1.62	%(4)	1.56%	1.49%
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.28%	1.14	%(4)	1.11%	1.19%
Net investment income	7.67%	6.67%	6.24%		6.48%	6.60%
Portfolio Turnover	30%	44%	38%		26%	29%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.03%	0.83%	0.74	%(4)	0.72%	0.77%
Interest and fee expense(5)	0.43%	0.29%	0.29%		0.27%	0.18%
Total expenses before custodian fee reduction	1.46%	1.12%	1.03	%(4)	0.99%	0.95%
Expenses after custodian fee reduction excluding interest and fees	1.02%	0.80%	0.73	%(4)	0.71%	0.76%
Net investment income	5.24%	4.17%	3.98%		4.11%	4.18%

Senior Securities:
Total preferred shares outstanding	530	530	900		900	900
Asset coverage per preferred share(6)	$90,749	$80,583	$68,285		$69,746	$68,450
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Ohio Fund

	Year Ended September 30,

	2009	2008	2007	2006	2005

Net asset value — Beginning of year (Common shares)	$11.330	$14.970	$15.330	$14.830	$14.640

Income (Loss) From Operations

Net investment income(1)	$0.846	$0.948	$0.966	$0.978	$1.006
Net realized and unrealized gain (loss)	1.592	(3.665)	(0.361)	0.497	0.219
Distributions to preferred shareholders
From net investment income	(0.101)	(0.298)	(0.301)	(0.263)	(0.173)

Total income (loss) from operations	$2.337	$(3.015)	$0.304	$1.212	$1.052

Less Distributions to Common Shareholders

From net investment income	$(0.687)	$(0.625)	$(0.664)	$(0.712)	$(0.862)

Total distributions to common shareholders	$(0.687)	$(0.625)	$(0.664)	$(0.712)	$(0.862)

Net asset value — End of year (Common shares)	$12.980	$11.330	$14.970	$15.330	$14.830

Market value — End of year (Common shares)	$13.250	$11.250	$13.710	$14.600	$14.510

Total Investment Return on Net Asset Value(2)	22.05%	(20.51)%	2.17%	8.58%	7.29%

Total Investment Return on Market Value(2)	25.48%	(13.81)%	(1.75)%	5.69%	1.11%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Ohio Fund

	Year Ended September 30,

	2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$32,710	$28,495	$37,617		$38,532	$37,255
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.57%	1.35%	1.16	%(4)	1.19%	1.18%
Interest and fee expense(5)	0.10%	0.29%	0.53%		0.41%	0.25%
Total expenses before custodian fee reduction	1.67%	1.64%	1.69	%(4)	1.60%	1.43%
Expenses after custodian fee reduction excluding interest and fees	1.57%	1.33%	1.14	%(4)	1.16%	1.16%
Net investment income	7.87%	6.82%	6.33%		6.56%	6.76%
Portfolio Turnover	18%	22%	30%		16%	8%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.95%	0.83%	0.74	%(4)	0.75%	0.74%
Interest and fee expense(5)	0.06%	0.18%	0.34%		0.26%	0.16%
Total expenses before custodian fee reduction	1.01%	1.01%	1.08	%(4)	1.01%	0.90%
Expenses after custodian fee reduction excluding interest and fees	0.95%	0.82%	0.72	%(4)	0.73%	0.73%
Net investment income	4.77%	4.19%	4.03%		4.14%	4.26%

Senior Securities:
Total preferred shares outstanding	680	875	875		875	875
Asset coverage per preferred share(6)	$73,104	$57,579	$67,991		$69,036	$67,586
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Pennsylvania Fund

	Year Ended September 30,

	2009	2008	2007	2006	2005

Net asset value — Beginning of year (Common shares)	$12.030	$15.270	$15.470	$14.930	$14.410

Income (Loss) From Operations

Net investment income(1)	$0.889	$0.995	$0.995	$0.994	$1.019
Net realized and unrealized gain (loss)	2.123	(3.047)	(0.209)	0.559	0.587
Distributions to preferred shareholders
From net investment income	(0.071)	(0.236)	(0.291)	(0.266)	(0.173)
From net realized gain	(0.045)	(0.076)	—	—	—

Total income (loss) from operations	$2.896	$(2.364)	$0.495	$1.287	$1.433

Less Distributions to Common Shareholders

From net investment income	$(0.753)	$(0.693)	$(0.695)	$(0.747)	$(0.913)
From net realized gain	(0.273)	(0.183)	—	—	—

Total distributions to common shareholders	$(1.026)	$(0.876)	$(0.695)	$(0.747)	$(0.913)

Net asset value — End of year (Common shares)	$13.900	$12.030	$15.270	$15.470	$14.930

Market value — End of year (Common shares)	$14.600	$13.400	$14.150	$15.020	$15.540

Total Investment Return on Net Asset Value(2)	27.36%	(16.07)%	3.44%	9.00%	10.01%

Total Investment Return on Market Value(2)	20.09%	0.88%	(1.28)%	1.68%	10.15%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Pennsylvania Fund

	Year Ended September 30,

	2009	2008	2007		2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$40,956	$35,413	$44,955		$45,516	$43,920
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.52%	1.30%	1.15	%(4)	1.18%	1.16%
Interest and fee expense(5)	0.17%	1.03%	0.83%		0.78%	0.41%
Total expenses before custodian fee reduction	1.69%	2.33%	1.98	%(4)	1.96%	1.57%
Expenses after custodian fee reduction excluding interest and fees	1.51%	1.28%	1.12	%(4)	1.15%	1.15%
Net investment income	7.80%	6.86%	6.45%		6.64%	6.91%
Portfolio Turnover	8%	28%	24%		22%	19%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.91%	0.81%	0.73	%(4)	0.74%	0.73%
Interest and fee expense(5)	0.10%	0.64%	0.53%		0.49%	0.26%
Total expenses before custodian fee reduction	1.01%	1.45%	1.26	%(4)	1.23%	0.99%
Expenses after custodian fee reduction excluding interest and fees	0.90%	0.80%	0.71	%(4)	0.72%	0.72%
Net investment income	4.68%	4.26%	4.10%		4.17%	4.32%

Senior Securities:
Total preferred shares outstanding	869	1,040	1,040		1,040	1,040
Asset coverage per preferred share(6)	$72,133	$59,091	$68,233		$68,770	$67,232
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Eaton Vance Insured Municipal Bond Fund II (Insured Municipal Fund II), Eaton Vance Insured California Municipal Bond Fund II (Insured California Fund II), Eaton Vance Insured Massachusetts Municipal Bond Fund (Insured Massachusetts Fund), Eaton Vance Insured Michigan Municipal Bond Fund (Insured Michigan Fund), Eaton Vance Insured New Jersey Municipal Bond Fund (Insured New Jersey Fund), Eaton Vance Insured New York Municipal Bond Fund II (Insured New York Fund II), Eaton Vance Insured Ohio Municipal Bond Fund (Insured Ohio Fund) and Eaton Vance Insured Pennsylvania Municipal Bond Fund (Insured Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. Each Fund seeks to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Funds’ financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Funds’ application of generally accepted accounting principles.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a third party pricing service, as derived from such service’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing service may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income tax is necessary. Each Fund also seeks to avoid payment of federal excise tax. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

At September 30, 2009, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Fund	Amount	Expiration Date

Insured Municipal II	$658,427	September 30, 2016
	2,011,041	September 30, 2017

Insured California II	$52,500	September 30, 2016
	1,365,711	September 30, 2017

Insured Massachusetts	$179,329	September 30, 2013
	94,578	September 30, 2017

Insured Michigan	$384,407	September 30, 2013
	1,883	September 30, 2016

Insured New Jersey	$244,927	September 30, 2017

Insured New York II	$41,818	September 30, 2016
	1,233,356	September 30, 2017

Insured Ohio	$321,978	September 30, 2013
	83,319	September 30, 2016
	1,620,085	September 30, 2017

During the year ended September 30, 2009, capital loss carryforwards of $15,434 were utilized to offset net realized gains by the Insured Michigan Fund.

Additionally, at September 30, 2009, the Insured Municipal Fund II, Insured California Fund II, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund had net capital losses of $11,660,513, $3,404,426, $1,057,708, $579,640, $2,262,820, $1,660,342, $3,402,294 and $1,901,230, respectively, attributable to security transactions incurred after October 31, 2008. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending September 30, 2010.

As of September 30, 2009, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended September 30, 2009 remains subject to examination by the Internal Revenue Service.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund, and shareholders are indemnified against personal liability for the obligations of each Fund. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. At September 30, 2009, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

			Collateral
	Floating	Interest Rate	for Floating
	Rate	or Range of	Rate
	Notes	Interest	Notes
Fund	Outstanding	Rates (%)	Outstanding

Insured Municipal II	$57,365,000	0.32 – 0.95	$68,895,110
Insured California II	9,575,000	0.32 – 0.95	11,303,404
Insured Massachusetts	2,460,000	0.36	3,056,815
Insured Michigan	—	—	—
Insured New Jersey	6,346,000	0.33 – 0.48	8,589,591
Insured New York II	11,335,000	0.33 – 0.48	13,205,223
Insured Ohio	1,010,000	0.40 – 0.95	1,845,952
Insured Pennsylvania	1,860,000	0.90 – 0.95	4,069,529

For the year ended September 30, 2009, the Funds’ average floating rate notes outstanding and the average interest rate including fees were as follows:

	Average
	Floating	Average
	Rate Notes	Interest
Fund	Outstanding	Rate

Insured Municipal II	$57,365,000	1.57%
Insured California II	9,612,603	1.63
Insured Massachusetts	2,683,562	1.85
Insured Michigan	—	—
Insured New Jersey	6,637,507	2.14
Insured New York II	11,335,000	1.59
Insured Ohio	1,094,781	2.38
Insured Pennsylvania	1,897,110	2.99

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2009.

The Funds may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolios of Investments. The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money, except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds’ investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

J  Interest Rate Swaps — The Funds may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2   Auction Preferred Shares

Each Fund issued Auction Preferred Shares (APS) on January 15, 2003 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Fund. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. Series of APS are identical in all respects except for the reset dates of the dividend rates.

During the year ended September 30, 2009, certain Funds made a partial redemption of their APS at a liquidation price of $25,000 per share. The number of APS redeemed and redemption amount (excluding the final dividend payment) during the year ended September 30, 2009 and the number of APS issued and outstanding as of September 30, 2009 are as follows:

	APS
	Redeemed	Redemption	APS Issued and
Fund	During the Period	Amount	Outstanding

Insured Municipal II
Series A	—	$—	894
Series B	—	—	894
Insured California II	—	—	1,028
Insured Massachusetts	—	—	543
Insured Michigan	7	175,000	533
Insured New Jersey	28	700,000	784
Insured New York II	—	—	530
Insured Ohio	195	4,875,000	680
Insured Pennsylvania	171	4,275,000	869

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in the Funds’ By-Laws and the 1940 Act. Each Fund pays an annual fee equivalent to 0.15% (0.25% prior to March 2009) of the liquidation value of the APS to broker-dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3   Distributions to Shareholders

Each Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains,

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

(reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at September 30, 2009, and the amount of dividends paid (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

	APS	Dividends	Average APS	Dividend
	Dividend Rates at	Paid to APS	Dividend	Rate
Fund	September 30, 2009	Shareholders	Rates	Ranges (%)

Insured Municipal II
Series A	0.56%	$283,387	1.27%	0.35–12.26
Series B	0.56	295,017	1.32	0.43–10.21
Insured California II	0.56	325,864	1.27	0.35–12.26
Insured Massachusetts	0.56	174,091	1.28	0.35–11.73
Insured Michigan	0.50	170,213	1.28	0.38–8.65
Insured New Jersey	0.52	268,237	1.36	0.40–8.50
Insured New York II	0.50	168,414	1.27	0.38–8.65
Insured Ohio	0.56	254,584	1.50	0.43–10.21
Insured Pennsylvania	0.56	342,778	1.58	0.35–11.73

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Funds’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each series as of September 30, 2009.

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2009 and September 30, 2008 was as follows:

	Insured Municipal	Insured California	Insured Massachusetts	Insured Michigan
Year Ended September 30, 2009	Fund II	Fund II	Fund	Fund

Distributions declared from:
Tax-exempt income	$9,012,856	$3,279,960	$1,504,880	$1,322,740
Ordinary income	$3,009	$538	$2,021	$—

	Insured New Jersey	Insured New York	Insured Ohio	Insured Pennsylvania
Year Ended September 30, 2009	Fund	Fund II	Fund	Fund

Distributions declared from:
Tax-exempt income	$2,331,670	$2,182,191	$1,983,618	$2,423,937
Ordinary income	$3,088	$715	$—	$188,110
Long-term capital gains	$305,428	$—	$—	$752,423

	Insured Municipal	Insured California	Insured Massachusetts	Insured Michigan
Year Ended September 30, 2008	Fund II	Fund II	Fund	Fund

Distributions declared from:
Tax-exempt income	$9,080,464	$3,574,712	$1,684,809	$1,458,266
Ordinary income	$2,407	$1,272	$—	$—
Long-term capital gains	$3,999,453	$707,117	$—	$—

	Insured New Jersey	Insured New York	Insured Ohio	Insured Pennsylvania
Year Ended September 30, 2008	Fund	Fund II	Fund	Fund

Distributions declared from:
Tax-exempt income	$2,315,970	$2,393,749	$2,321,266	$2,735,185
Ordinary income	$221	$—	$—	$—
Long-term capital gains	$1,016,573	$583,207	$—	$761,905

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

During the year ended September 30, 2009, the following amounts were reclassified due to non-deductible expenses and differences between book and tax accounting, primarily for accretion of market discount.

	Insured Municipal	Insured California	Insured Massachusetts	Insured Michigan
	Fund II	Fund II	Fund	Fund

Increase (decrease):
Accumulated net realized gain (loss)	$(12,466)	$25,369	$7,249	$11,774
Accumulated undistributed net investment income	$12,466	$(25,369)	$(7,249)	$(11,774)

	Insured New Jersey	Insured New York	Insured Ohio	Insured Pennsylvania
	Fund	Fund II	Fund	Fund

Increase (decrease):
Paid-in capital	$(2,661)	$—	$—	$(4,560)
Accumulated net realized gain (loss)	$17,950	$(31,335)	$36,642	$37,915
Accumulated undistributed net investment income	$(15,289)	$31,335	$(36,642)	$(33,355)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2009, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Insured Municipal	Insured California	Insured Massachusetts	Insured Michigan
	Fund II	Fund II	Fund	Fund

Undistributed income	$1,542,058	$335,642	$121,223	$148,487
Capital loss carryforward and post October losses	$(14,329,981)	$(4,822,637)	$(1,331,615)	$(965,930)
Net unrealized appreciation (depreciation)	$(230,125)	$(297,634)	$2,050,791	$1,663,120
Other temporary differences	$(3,449)	$(2,776)	$(1,257)	$(183)

	Insured New Jersey	Insured New York	Insured Ohio	Insured Pennsylvania
	Fund	Fund II	Fund	Fund

Undistributed income	$289,372	$366,539	$164,368	$399,124
Capital loss carryforward and post October losses	$(2,507,747)	$(2,935,516)	$(5,427,676)	$(1,901,230)
Net unrealized appreciation (depreciation)	$3,340,508	$1,147,524	$2,261,294	$675,741
Other temporary differences	$(555)	$(182)	$(787)	$(2,011)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, the timing of recognizing distributions to shareholders, futures contracts, accretion of market discount and inverse floaters.

4   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.55% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund, and the amount of any outstanding APS issued by the Fund. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Fund’s APS then outstanding and the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation.

In addition, EVM has contractually agreed to reimburse the Funds for fees and other expenses at an annual rate of 0.15% of average weekly gross assets of each Fund during the first five full years of its operations, 0.10% of a Fund’s average weekly gross assets in year six, and 0.05% in year seven. The Funds concluded their first six full years of operations on November 29, 2008. For the year ended September 30, 2009, the investment adviser fee and expenses contractually reduced by EVM were as follows:

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

		Expenses
	Investment	Reduced by
Fund	Adviser Fee	EVM

Insured Municipal II	$1,048,737	$110,345
Insured California II	412,048	43,489
Insured Massachusetts	202,638	21,286
Insured Michigan	178,743	18,805
Insured New Jersey	291,325	30,613
Insured New York II	280,740	29,535
Insured Ohio	251,215	26,679
Insured Pennsylvania	317,153	33,607

Except for Trustees of the Funds who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

5   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2009 were as follows:

Fund	Purchases	Sales

Insured Municipal II	$46,208,859	$58,304,929
Insured California II	14,783,806	12,990,548
Insured Massachusetts	15,534,440	15,118,044
Insured Michigan	3,389,692	2,771,558
Insured New Jersey	21,718,223	23,465,986
Insured New York II	17,357,856	15,971,108
Insured Ohio	8,495,441	16,211,953
Insured Pennsylvania	4,486,202	13,101,722

6   Common Shares of Beneficial Interest

Common shares issued pursuant to the Funds’ dividend reinvestment plan for the years ended September 30, 2009 and September 30, 2008 were as follows:

	Year Ended September 30,
Fund	2009	2008

Insured Municipal II	15,775	9,912
Insured California II	5,322	2,036
Insured Massachusetts	1,835	2,256
Insured Michigan	132	—
Insured New Jersey	5,648	3,482
Insured New York II	2,353	667
Insured Ohio	5,911	959
Insured Pennsylvania	2,397	1,182

7   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2009, as determined on a federal income tax basis, were as follows:

Insured Municipal Fund II

Aggregate cost	$170,538,862

Gross unrealized appreciation	$12,307,633
Gross unrealized depreciation	(12,198,950)

Net unrealized appreciation	$108,683

Insured California Fund II

Aggregate cost	$75,179,862

Gross unrealized appreciation	$4,092,231
Gross unrealized depreciation	(4,194,566)

Net unrealized depreciation	$(102,335)

Insured Massachusetts Fund

Aggregate cost	$36,322,234

Gross unrealized appreciation	$2,865,444
Gross unrealized depreciation	(721,945)

Net unrealized appreciation	$2,143,499

Insured Michigan Fund

Aggregate cost	$33,645,244

Gross unrealized appreciation	$2,413,892
Gross unrealized depreciation	(677,673)

Net unrealized appreciation	$1,736,219

Insured New Jersey Fund

Aggregate cost	$54,227,965

Gross unrealized appreciation	$4,535,554
Gross unrealized depreciation	(1,060,663)

Net unrealized appreciation	$3,474,891

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Insured New York Fund II

Aggregate cost	$46,312,955

Gross unrealized appreciation	$3,129,041
Gross unrealized depreciation	(1,772,874)

Net unrealized appreciation	$1,356,167

Insured Ohio Fund

Aggregate cost	$46,863,055

Gross unrealized appreciation	$3,498,365
Gross unrealized depreciation	(1,152,543)

Net unrealized appreciation	$2,345,822

Insured Pennsylvania Fund

Aggregate cost	$61,348,374

Gross unrealized appreciation	$2,896,578
Gross unrealized depreciation	(2,046,672)

Net unrealized appreciation	$849,906

8   Overdraft Advances

Pursuant to the respective custodian agreements, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At September 30, 2009, the Insured Municipal Fund II, Insured Michigan Fund, Insured New York Fund II and Insured Pennsylvania Fund had payments due to SSBT pursuant to the foregoing arrangement of $812,300, $142,605, $111,967 and $377,752, respectively.

9   Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2009 is as follows:

Futures Contracts

						Net
	Expiration			Aggregate		Unrealized
Fund	Date	Contracts	Position	Cost	Value	Depreciation

Insured Municipal II	12/09	116 U.S. Treasury Bond	Short	$(13,852,531)	$(14,079,500)	$(226,969)

	12/09	61 U.S. Treasury Note	Short	$(7,104,857)	$(7,218,016)	$(113,159)

Insured California II	12/09	43 U.S. Treasury Bond	Short	$(5,133,982)	$(5,219,125)	$(85,143)

Insured Michigan	12/09	8 U.S. Treasury Bond	Short	$(955,347)	$(971,000)	$(15,653)

	12/09	4 U.S. Treasury Note	Short	$(465,892)	$(473,312)	$(7,420)

Insured New York II	12/09	30 U.S. Treasury Bond	Short	$(3,582,551)	$(3,641,250)	$(58,699)

Insured Ohio	12/09	34 U.S. Treasury Bond	Short	$(4,060,224)	$(4,126,750)	$(66,526)

	12/09	21 U.S. Treasury Note	Short	$(2,445,934)	$(2,484,890)	$(38,956)

Interest Rate Swaps
Insured Municipal Fund II

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$3,000,000	4.097%	3-month USD-LIBOR-BBA	March 15, 2010/ March 15, 2040	$(41,767)

Merrill Lynch Capital Services, Inc.	3,000,000	4.517	3-month USD-LIBOR-BBA	December 1, 2009/ December 1, 2039	(297,041)

					$(338,808)

Insured California Fund II

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,137,500	4.097%	3-month USD-LIBOR-BBA	March 15, 2010/ March 15, 2040	$(15,837)

Merrill Lynch Capital Services, Inc.	1,812,500	4.517	3-month USD-LIBOR-BBA	December 1, 2009/ December 1, 2039	(179,462)

					$(195,299)

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Insured Massachusetts Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$525,000	4.097%	3-month USD-LIBOR-BBA	March 15, 2010/ March 15, 2040	$(7,309)

Merrill Lynch Capital Services, Inc.	862,500	4.517	3-month USD-LIBOR- BBA	December 1, 2009/ December 1, 2039	(85,399)

					$(92,708)

Insured Michigan Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$450,000	4.097%	3-month USD-LIBOR-BBA	March 15, 2010/ March 15, 2040	$(6,265)

Merrill Lynch Capital Services, Inc.	675,000	4.517	3-month USD-LIBOR-BBA	December 1, 2009/ December 1, 2039	(66,834)

					$(73,099)

Insured New Jersey Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$762,500	4.097%	3-month USD-LIBOR-BBA	March 15, 2010/ March 15, 2040	$(10,616)

Merrill Lynch Capital Services, Inc.	1,250,000	4.517	3-month USD-LIBOR-BBA	December 1, 2009/ December 1, 2039	(123,767)

					$(134,383)

Insured New York Fund II

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$762,500	4.097%	3-month USD-LIBOR-BBA	March 15, 2010/ March 15, 2040	$(10,616)

Merrill Lynch Capital Services, Inc.	2,000,000	4.517	3-month USD-LIBOR-BBA	December 1, 2009/ December 1, 2039	(198,027)

					$(208,643)

Insured Ohio Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$737,500	4.097%	3-month USD-LIBOR-BBA	March 15, 2010/ March 15, 2040	$(10,268)

Merrill Lynch Capital Services, Inc.	750,000	4.517	3-month USD-LIBOR-BBA	December 1, 2009/ December 1, 2039	(74,260)

					$(84,528)

Insured Pennsylvania Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Barclays Bank PLC	$3,000,000	4.247%	3-month USD-LIBOR-BBA	October 27, 2009/ July 27, 2039	$(164,071)

JPMorgan Chase Co.	725,000	4.097	3-month USD-LIBOR-BBA	March 15, 2010/ March 15, 2040	(10,094)

					$(174,165)

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At September 30, 2009, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

The Funds adopted FASB Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”, (currently FASB Accounting Standards Codification (ASC) 815-10), effective April 1, 2009. Such standard requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. The disclosure below includes additional information as a result of implementing FAS 161.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, each Fund may enter into interest rate swap contracts. The Funds may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The Funds enter into interest rate swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

trigger a payment by the Fund for those swaps in a liability position. At September 30, 2009, the fair value of interest rate swaps with credit-related contingent features in a liability position was equal to the fair value of the liability derivative related to interest rate swaps included in the table below for each respective Fund. The value of securities pledged as collateral, if any, for open interest rate swap contracts at September 30, 2009 is disclosed in a note to each Fund’s Portfolio of Investments.

The fair values of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2009 were as follows:

	Fair Value

	Asset Derivative	Liability Derivative

Insured Municipal II Fund
Futures Contracts	$—	$(340,128	)(1)
Interest Rate Swaps	—	(338,808	)(2)

Total	$—	$(678,936)

Insured California II Fund
Futures Contracts	$—	$(85,143	)(1)
Interest Rate Swaps	—	(195,299	)(2)

Total	$—	$(280,442)

Insured Massachusetts Fund
Interest Rate Swaps	$—	$(92,708	)(2)

Total	$—	$(92,708)

Insured Michigan Fund
Futures Contracts	$—	$(23,073	)(1)
Interest Rate Swaps	—	(73,099	)(2)

Total	$—	$(96,172)

Insured New Jersey Fund
Interest Rate Swaps	$—	$(134,383	)(2)

Total	$—	$(134,383)

Insured New York II Fund
Futures Contracts	$—	$(58,699	)(1)
Interest Rate Swaps	—	(208,643	)(2)

Total	$—	$(267,342)

Insured Ohio Fund
Futures Contracts	$—	$(105,482	)(1)
Interest Rate Swaps	—	(84,528	)(2)

Total	$—	$(190,010)

Insured Pennsylvania Fund
Interest Rate Swaps	$—	$(174,165	)(2)

Total	$—	$(174,165)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended September 30, 2009 was as follows:

		Change in
	Realized	Unrealized
	Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Fund	Income (1)	Income (2)

Insured Municipal II	$1,030,050	$602,363
Insured California II	347,168	220,319
Insured Massachusetts	82,191	69,065
Insured Michigan	111,876	65,710
Insured New Jersey	118,894	100,522
Insured New York II	641,582	108,798
Insured Ohio	308,895	150,538
Insured Pennsylvania	375,998	346,885

(1)	Statement of Operations location: Net realized gain (loss) — Financial futures contracts and swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) — Financial futures contracts and swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the six months ended September 30, 2009 were approximately as follows:

		Interest
	Futures	Rate
Fund	Contracts	Swaps

Insured Municipal II	$17,914,000	$6,000,000
Insured California II	4,300,000	2,950,000
Insured Massachusetts	—	1,388,000
Insured Michigan	1,171,000	1,125,000

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

		Interest
	Futures	Rate
Fund	Contracts	Swaps

Insured New Jersey	$—	$2,013,000
Insured New York II	3,886,000	2,762,000
Insured Ohio	5,571,000	1,488,000
Insured Pennsylvania	3,643,000	2,011,000

10   Fair Value Measurements

The Funds adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, (currently FASB ASC 820-10), effective October 1, 2008. Such standard established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Insured Municipal Fund II

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$228,012,545	$—	$228,012,545

Total Investments	$—	$228,012,545	$—	$228,012,545

Liability Description

Futures Contracts	$(340,128)	$—	$—	$(340,128)
Interest Rate Swaps	—	(338,808)	—	(338,808)

Total	$(340,128)	$(338,808)	$—	$(678,936)

Insured California Fund II

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$84,652,527	$—	$84,652,527

Total Investments	$—	$84,652,527	$—	$84,652,527

Liability Description

Futures Contracts	$(85,143)	$—	$—	$(85,143)
Interest Rate Swaps	—	(195,299)	—	(195,299)

Total	$(85,143)	$(195,299)	$—	$(280,442)

Insured Massachusetts Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$40,925,733	$—	$40,925,733

Total Investments	$—	$40,925,733	$—	$40,925,733

Liability Description

Interest Rate Swaps	$—	$(92,708)	$—	$(92,708)

Total	$—	$(92,708)	$—	$(92,708)

Insured Michigan Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$35,381,463	$—	$35,381,463

Total Investments	$—	$35,381,463	$—	$35,381,463

Liability Description

Futures Contracts	$(23,073)	$—	$—	$(23,073)
Interest Rate Swaps	—	(73,099)	—	(73,099)

Total	$(23,073)	$(73,099)	$—	$(96,172)

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Insured New Jersey Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$64,048,856	$—	$64,048,856

Total Investments	$—	$64,048,856	$—	$64,048,856

Liability Description

Interest Rate Swaps	$—	$(134,383)	$—	$(134,383)

Total	$—	$(134,383)	$—	$(134,383)

Insured New York Fund II

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$59,004,122	$—	$59,004,122

Total Investments	$—	$59,004,122	$—	$59,004,122

Liability Description

Futures Contracts	$(58,699)	$—	$—	$(58,699)
Interest Rate Swaps	—	(208,643)	—	(208,643)

Total	$(58,699)	$(208,643)	$—	$(267,342)

Insured Ohio Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$49,270,896	$—	$49,270,896
Short-Term Investments	—	947,981	—	947,981

Total Investments	$—	$50,218,877	$—	$50,218,877

Liability Description

Futures Contracts	$(105,482)	$—	$—	$(105,482)
Interest Rate Swaps	—	(84,528)	—	(84,528)

Total	$(105,482)	$(84,528)	$—	$(190,010)

Insured Pennsylvania Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$64,058,280	$—	$64,058,280

Total Investments	$—	$64,058,280	$—	$64,058,280

Liability Description

Interest Rate Swaps	$—	$(174,165)	$—	$(174,165)

Total	$—	$(174,165)	$—	$(174,165)

The Funds held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

11   Review for Subsequent Events

In connection with the preparation of the financial statements of the Funds as of and for the year ended September 30, 2009, events and transactions subsequent to September 30, 2009 through November 16, 2009, the date the financial statements were issued, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Eaton Vance Insured Municipal Bond Fund as of September 30, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured California Municipal Bond Fund II, Eaton Vance Insured Massachusetts Municipal Bond Fund, Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured New Jersey Municipal Bond Fund, Eaton Vance Insured New York Municipal Bond Fund II, Eaton Vance Insured Ohio Municipal Bond Fund, and Eaton Vance Insured Pennsylvania Municipal Bond Fund:
We have audited the accompanying statements of assets and liabilities of Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured California Municipal Bond Fund II, Eaton Vance Insured Massachusetts Municipal Bond Fund, Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured New Jersey Municipal Bond Fund, Eaton Vance Insured New York Municipal Bond Fund II, Eaton Vance Insured Ohio Municipal Bond Fund, and Eaton Vance Insured Pennsylvania Municipal Bond Fund (collectively, the “Funds”), including the portfolios of investments, as of September 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the statements of cash flows of Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured California Municipal Bond Fund II, Eaton Vance Insured New Jersey Municipal Bond Fund and Eaton Vance Insured New York Municipal Bond Fund II for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured California Municipal Bond Fund II, Eaton Vance Insured Massachusetts Municipal Bond Fund, Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured New Jersey Municipal Bond Fund, Eaton Vance Insured New York Municipal Bond Fund II, Eaton Vance Insured Ohio Municipal Bond Fund, and Eaton Vance Insured Pennsylvania Municipal Bond Fund as of September 30, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, and the statements of cash flows of Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured California Municipal Bond Fund II, Eaton Vance Insured New Jersey Municipal Bond Fund and Eaton Vance Insured New York Municipal Bond Fund II for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 16, 2009

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2010 will show the tax status of all distributions paid to your account in calendar 2009. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding exempt-interest dividends and capital gains dividends.

Exempt-Interest Dividends — The Funds designate the following percentages of dividends from net investment income as an exempt-interest dividend.

Eaton Vance Insured Municipal Bond Fund II	99.97%
Eaton Vance Insured California Municipal Bond Fund II	99.98%
Eaton Vance Insured Massachusetts Municipal Bond Fund	99.87%
Eaton Vance Insured Michigan Municipal Bond Fund	100.00%
Eaton Vance Insured New Jersey Municipal Bond Fund	99.87%
Eaton Vance Insured New York Municipal Bond Fund II	99.97%
Eaton Vance Insured Ohio Municipal Bond Fund	100.00%
Eaton Vance Insured Pennsylvania Municipal Bond Fund	99.81%

Capital Gains Dividends — The Eaton Vance Insured New Jersey Municipal Bond Fund and Eaton Vance Insured Pennsylvania Municipal Bond Fund designate $305,647 and $936,248, respectively, as a capital gain dividend.

Eaton Vance Insured Municipal Bond Funds

NOTICE TO SHAREHOLDERS

Under the Funds’ former policy, during normal market conditions (a) at least 80 percent of each Fund’s net assets shall be invested in tax-exempt municipal obligations that are insured as to the payment of principal and interest by an insurer rated Baa or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or better by Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”) and (b) at least 50 percent of each Fund’s investments in insured municipal obligations shall be insured by an insurer rated A or better by Moody’s, S&P or Fitch.

Effective November 2, 2009, each Fund eliminated the requirement that at least 50 percent of its insured municipal obligations be insured by insurers rated A or better. In addition, the Trustees of each Fund have voted to recommend that shareholders approve a modification to each Fund’s 80 percent policies to eliminate the requirement to invest primarily in insured municipal obligations. If approved by shareholders, the Funds would thereafter be required, under normal market conditions, to invest at least 80 percent of net assets in municipal obligations rated A or better by Moody’s, S&P or Fitch and each of them would eliminate “Insured” from its name. For purposes of the Funds’ 80 percent requirement, the rating of insured obligations will be deemed to be the higher of the claims-paying rating of the insurer and the rating of the underlying issue. The joint special meeting of shareholders of the Funds is scheduled to take place on Friday, January 29, 2010 at 2:00 P.M. eastern time. Proxy materials containing information about the meeting and the proposed changes will be mailed to each Fund’s shareholders of record as of November 18, 2009.

Eaton Vance Insured Municipal Bond Funds as of September 30, 2009

ANNUAL MEETING OF SHAREHOLDERS (Unaudited)

The Fund held its Annual Meeting of Shareholders on July 24, 2009. The following action was taken by the shareholders:

Item 1: The election of William H. Park, Lynn A. Stout and Ralph F. Verni as Class I Trustees of each Fund for a three-year term expiring in 2012; and the election of Helen Frame Peters as Class III Trustee of each Fund for a two-year term expiring in 2011. Mr. Verni was designated the nominee to be elected by APS shareholders.

	Nominee for	Nominee for	Nominee for	Nominee for
	Class I Trustee	Class I Trustee	Class I APS Trustee	Class III Trustee
	Elected by All	Elected by All	Elected by APS	Elected by All
	Shareholders	Shareholders	Shareholders	Shareholders
	William H. Park	Lynn A. Stout	Ralph F. Verni	Helen Frame Peters

Insured Municipal Fund II:
For	9,232,244	9,236,437	1,071	9,199,146
Withheld	242,005	237,812	0	275,103
Insured California Fund II:
For	3,584,946	3,594,065	702	3,600,678
Withheld	85,834	76,715	1	70,102
Insured Massachusetts Fund:
For	1,677,161	1,677,161	463	1,673,558
Withheld	27,140	27,140	8	30,743
Insured Michigan Fund:
For	1,457,516	1,457,516	317	1,457,516
Withheld	24,638	24,638	0	24,638
Insured New Jersey Fund:
For	2,478,034	2,468,863	485	2,467,863
Withheld	37,330	46,501	0	47,501
Insured New York Fund II:
For	2,379,417	2,382,299	267	2,381,633
Withheld	85,455	82,573	2	83,239
Insured Ohio Fund:
For	2,306,992	2,303,690	440	2,306,754
Withheld	103,009	106,311	2	103,247
Insured Pennsylvania Fund:
For	2,799,073	2,796,263	687	2,756,794
Withheld	45,514	48,324	0	87,793

Eaton Vance Insured Municipal Bond Funds

DIVIDEND REINVESTMENT PLAN

Each Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have distributions automatically reinvested in common shares (the Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by American Stock Transfer & Trust Company (AST) as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Fund’s transfer agent, AST, or you will not be able to participate.

The Plan Agent’s service fee for handling distributions will be paid by each Fund. Each participant will be charged their pro-rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, AST, at 1-866-439-6787.

Eaton Vance Insured Municipal Bond Funds

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account
Shareholder signature                                   Date
Shareholder signature                                   Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Insured Municipal Bond Funds
c/o American Stock Transfer & Trust Company
P.O. Box 922
Wall Street Station
New York, NY 10269-0560

Number of Employees
Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company and has no employees.

Number of Shareholders
As of September 30, 2009, our records indicate that there are 64, 25, 18, 22, 22, 35, 48 and 91 registered shareholders for Insured Municipal Fund II, Insured California Fund II, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively, and approximately 4,362, 1,355, 808, 883, 1,287, 1,203, 1,342 and 1,708 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Insured Municipal Fund II, Insured California Fund II, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

NYSE Amex symbols
Insured Municipal Fund II	EIV
Insured California Fund II	EIA
Insured Massachusetts Fund	MAB
Insured Michigan Fund	MIW
Insured New Jersey Fund	EMJ
Insured New York Fund II	NYH
Insured Ohio Fund	EIO
Insured Pennsylvania Fund	EIP

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance Insured Municipal Bond Fund II
•	Eaton Vance Insured California Municipal Bond Fund II
•	Eaton Vance Insured Massachusetts Municipal Bond Fund
•	Eaton Vance Insured Michigan Municipal Bond Fund
•	Eaton Vance Insured New Jersey Municipal Bond Fund
•	Eaton Vance Insured New York Municipal Bond Fund II
•	Eaton Vance Insured Ohio Municipal Bond Fund
•	Eaton Vance Insured Pennsylvania Municipal Bond Fund

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel with respect to certain Funds. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Funds and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls. In addition, the Board considered the Adviser’s actions with respect to the Auction Preferred Shares (“APS”) issued by the Funds, including the Adviser’s efforts to seek alternative forms of debt and other leverage that may over time reduce financing costs associated with APS and enable the Funds to restore liquidity for APS holders.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2008 for each Fund in operation over such periods. The Board considered the impact of extraordinary market conditions during 2008 on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. On the basis of the foregoing and other relevant information, the Board concluded that, under the circumstances, the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fee and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that none of the Funds is continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund.

Eaton Vance Insured Municipal Bond Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees and officers of Eaton Vance Insured Municipal Bond Fund II (EIV), Eaton Vance Insured California Municipal Bond Fund II (EIA), Eaton Vance Insured Massachusetts Municipal Bond Fund (MAB), Eaton Vance Insured Michigan Municipal Bond Fund (MIW), Eaton Vance Insured New Jersey Municipal Bond Fund (EMJ), Eaton Vance Insured New York Municipal Bond Fund II (NYH), Eaton Vance Insured Ohio Municipal Bond Fund (EIO), and Eaton Vance Insured Pennsylvania Municipal Bond Fund (EIP) (the Funds) are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Funds, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a direct, wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

		Term of		Number of Portfolios
	Position(s)	Office and		in Fund Complex
Name and	with the	Length of	Principal Occupation(s)	Overseen By
Date of Birth	Funds	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Class II Trustee	Until 2010. 3 years. Trustee since 2007.	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies and 4 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Funds.	178	Director of EVC

Noninterested Trustees

Benjamin C. Esty(A) 1/2/63	Class II Trustee	Until 2010. 3 years. Trustee since 2005.	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	178	None

Allen R. Freedman 4/3/40	Class II Trustee	Until 2010. 3 years. Trustee since 2007.	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	178	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Class I Trustee	Until 2012. 3 years. Trustee since 2003.	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	178	None

Ronald A. Pearlman 7/10/40	Class III Trustee	Until 2011. 3 years. Trustee since 2003.	Professor of Law, Georgetown University Law Center.	178	None

Helen Frame Peters 3/22/48	Class III Trustee	Until 2011. 2 years. Trustee since 2008.	Professor of Finance, Carroll School of Management, Boston College. Adjunct Professor of Finance, Peking University, Beijing, China (since 2005).	178	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer); Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds)

Heidi L. Steiger 7/8/53	Class III Trustee	Until 2011. 3 years. Trustee since 2007.	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	178	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider), Aviva USA (insurance provider) and CIFG (family of financial guaranty companies), and Advisory Director of Berkshire Capital Securities LLC (private investment banking firm)

Eaton Vance Insured Municipal Bond Funds

MANAGEMENT AND ORGANIZATION CONT’D

		Term of		Number of Portfolios
	Position(s)	Office and		in Fund Complex
Name and	with the	Length of	Principal Occupation(s)	Overseen By
Date of Birth	Funds	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Noninterested Trustees (continued)

Lynn A. Stout 9/14/57	Class I Trustee	Until 2012. 3 years. Trustee since 2002.	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	178	None

Ralph F. Verni(A) 1/26/43	Chairman of the Board and Class I Trustee	Until 2012. 3 years. Trustee since 2005; Chairman of the Board since 2007.	Consultant and private investor.	178	None

Principal Officers who are not Trustees

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Date of Birth	Funds	Service	During Past Five Years

Cynthia J. Clemson 3/2/63	President of EIA, MIW, NYH, EIO and EIP; Vice President of MAB, EIV and EMJ	President of EIA, MIW, NYH, EIO, and EIP since 2005 and Vice President of MAB, EIV, and EMJ since 2004	Vice President of EVM and BMR. Officer of 96 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	President of MAB, EIV and EMJ; Vice President of EIA, MIW, NYH, EIO and EIP	President of MAB, EIV, and EMJ since 2005 and Vice President of EIA, MIW, NYH, EIO, and EIP since 2002	Vice President of EVM and BMR. Officer of 96 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President of MIW, EIV and EIO	Vice President of MIW since 2002; of EIV since 2004; and of EIO since 2005	Vice President of EVM and BMR. Officer of 80 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President of NYH	Since 2005	Vice President of EVM and BMR. Officer of 49 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President of EIP	Since 2005	Vice President of EVM and BMR. Officer of 50 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of EIP	Since 2007	Vice President of EVM and BMR. Officer of 72 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Chief Legal Officer and Secretary	Chief Legal Officer since 2008 and Secretary since 2007	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

(A)	APS Trustee.

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Investment Adviser and Administrator of
Eaton Vance Insured Municipal Bond Funds
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Insured Municipal Bond Funds
Two International Place
Boston, MA 02110

1557-11/09 CE-8IMBIISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
(a) –(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2008 and September 30, 2009 by the Fund’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during such period.

Fiscal Years Ended	9/30/08	9/30/09

Audit Fees	$23,695	$24,548
Audit-Related Fees(1)	$3,915	$3,915
Tax Fees(2)	$7,130	$7,925
All Other Fees(3)	$20	$0

Total	$34,760	$36,388

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal year ended September 30, 2008 and the fiscal year ended September 30, 2009; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods.

Fiscal Years Ended	9/30/08	9/30/09

Registrant	$11,045	$11,840
Eaton Vance(1)	$325,801	$288,889

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants
The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. William H. Park (Chair), Lynn A. Stout, Heidi L. Steiger and Ralph F. Verni are the members of the registrant’s audit committee.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
Insured California Municipal Bond Fund II, Insured Massachusetts Municipal Bond Fund, Insured Michigan Municipal
Bond Fund, Insured Municipal Bond Fund II, Insured New York Municipal Bond Fund II, Insured New Jersey
Municipal Bond Fund, Insured Ohio Municipal Bond Fund, Insured Pennsylvania Municipal Bond Fund
Portfolio Management
Cynthia J. Clemson, portfolio manager of Eaton Vance Insured California Municipal Bond Fund II, Robert B. MacIntosh, portfolio manager of Eaton Vance Insured Massachusetts Municipal Bond Fund and Eaton Vance Insured New Jersey Municipal Bond Fund, William H. Ahern, Jr., portfolio manager of Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured Municipal Bond Fund II and Eaton Vance Insured Ohio Municipal Bond Fund, Craig R. Brandon, portfolio manager of Eaton Vance Insured New York Municipal Bond Fund II and Adam A. Weigold, portfolio manager of Eaton Vance Insured Pennsylvania Municipal Bond Fund are responsible for the overall and day-to-day management of each Fund’s investments.
Ms. Clemson and Mr. MacIntosh have been Eaton Vance portfolio managers since 1991 and are Vice Presidents of Eaton Vance Management (“EVM”) and Boston Management and Research (“BMR”). Mr. Ahern has been an Eaton Vance portfolio manager since 1993 and is a Vice President of EVM and BMR. Mr. Brandon has been an Eaton Vance analyst since 1998 and a portfolio manager since 2004, and is a Vice President of EVM and BMR. Mr. Weigold has been a credit analyst with Eaton Vance since 1991 and a portfolio manager since 2007, and is a Vice President of EVM and BMR. This information is provided as of the date of filing of this report.
The following tables show, as of each Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number		Number of	Total Assets of
	of All	Total Assets of	Accounts Paying a	Accounts Paying a
	Accounts	All Accounts*	Performance Fee	Performance Fee*

Insured California Municipal Bond Fund II
Cynthia J. Clemson
Registered Investment Companies	9	$3,024.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Insured Massachusetts Municipal Bond Fund
Insured New Jersey Municipal Bond Fund
Robert B. MacIntosh
Registered Investment Companies	10	$2,397.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	311	$282.5	0	$0

Insured Municipal Bond Fund II
Insured Michigan Municipal Bond Fund
Insured Ohio Municipal Bond Fund
William H. Ahern
Registered Investment Companies	14	$1,872.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Insured New York Municipal Bond Fund II
Craig R. Brandon
Registered Investment Companies	12	$2,837.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Insured Pennsylvania Municipal Bond Fund
Adam A. Weigold
Registered Investment Companies	12	$1,047.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*	In millions of dollars.

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Dollar Range of Equity Securities
Owned in the Fund
Insured California II
Cynthia J. Clemson	None
Insured Massachusetts
Insured New Jersey
Robert B. MacIntosh	None
Insured Michigan
Insured Municipal II
Insured Ohio
William H. Ahern, Jr.	None
Insured New York II
Craig R. Brandon	None
Insured Pennsylvania
Adam A. Weigold	None
Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments on the one hand and investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between a Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser or sub-adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, a portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including: a code of ethics; and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.
Compensation Structure for EVM
Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stockbased compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.
Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.
The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.
EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stockbased compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Insured Massachusetts Municipal Bond Fund

By:	/s/ Robert B. MacIntosh Robert B. MacIntosh President

Date:	November 16, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer

Date:	November 16, 2009

By:	/s/ Robert B. MacIntosh Robert B. MacIntosh President

Date:	November 16, 2009